[Graphic Representation Omitted--See Appendix]

Combined Semi-Annual
Report To Shareholders
October 31, 2000

Class R Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

Class Y Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

Mutual funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Investment Corp. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor

[Graphic Representation Omitted--See Appendix]

PRESIDENT’S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds—Class R and Class Y Shares—for the first half of the funds’ current fiscal year, which is the six-month reporting period ended October 31, 2000. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for each fund.

The following highlights summarize fund performance over the six-month reporting period:

Riggs Stock Fund

The six-month reporting period was a volatile one for some sectors of the U.S. stock market. As a result, the fund’s diversified portfolio of high-quality, “household name” stocks produced a slightly negative total return. The Class R Shares total return was (3.93%), or (5.85%) adjusted for the 2% redemption fee.* The return was the result of a $0.52 decline in net asset value. The Class Y Shares total return was (3.82%), the result of a $0.51 decline in net asset value.* The fund’s net assets totaled $131 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.** Small-company stocks continued to show weakness during the reporting period. Reflecting the decline in values among small-company stocks, the total return for Class R Shares was (2.66%) or (4.61%) adjusted for the 2% redemption fee.* The return was due to a $0.35 decline in net asset value. The return for Class Y Shares was (2.50%), the result of a $0.33 decline in net asset value.* At the end of the reporting period, the fund’s net assets totaled $74 million.

Riggs Large Cap Growth Fund

This fund is managed to help investors pursue capital appreciation by investing in a portfolio of the largest growth companies traded on U.S. stock markets. Class R Shares produced a total return of 6.83%, or 4.83% adjusted for the 2% redemption fee.* The return was due to $0.80 rise in net asset value. Net assets in the fund totaled $104 million at the end of the reporting period.

Riggs U.S. Government Securities Fund

This fund’s government-focused bond portfolio paid Class R Share dividends totaling $0.26 per share. The Class R Shares net asset value increased from $9.47 to $9.68. The dividends and net asset value increase resulted in a total return of 4.97%, or 2.97% adjusted for the 2% redemption fee.* For Class Y Shares, dividends totaling $0.27 per share. The net asset value increased from $9.47 to $9.68. The dividends and net asset value increase resulted in a total return of 5.10%* The fund’s net assets totaled $114 million at the end of the reporting period.

Riggs Bond Fund

This fund is managed to help investors pursue a high level of current income through a portfolio of investment grade corporate bonds and government bonds. Class R Shares paid dividends totaling $0.05 per share, while the net asset value increased $0.20. As a result, Class R Shares produced a total return of 4.95%, or 2.95% adjusted for the 2% redemption fee.* Net assets in the fund totaled $39 million at the end of the reporting period.

Riggs Intermediate Tax Free Bond Fund

Designed for tax-sensitive investors, this fund pursues a high level of income free of federal income tax through a portfolio of intermediate-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.21 per share, while net asset value increased $0.14. As a result, Class R Shares produced a total return of 3.57%, or 1.57% adjusted for the 2% redemption fee.* Net assets in the fund totaled $62 million at the end of the reporting period.

Riggs Long Term Tax Free Bond Fund

This fund is also managed to help tax-sensitive investors pursue a high level of income free of federal income tax—through a portfolio of long-term, investment grade municipal bonds.*** Class R Shares paid dividends totaling $0.23 per share, while net asset value increased by $0.22. As a result, in its initial period of operation, Class R Shares produced a total return of 4.54%, or 2.54% adjusted for the 2% redemption fee.* Net assets in the fund totaled $61 million at the end of the reporting period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities.† The fund’s Class Y Shares and Class R Shares each paid dividends totaling $0.03 per share.* The fund ended the reporting period with total net assets of $277 million.

Riggs U.S. Treasury Money Market Fund

This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash through a portfolio of direct U.S. Treasury money market securities or repurchase agreements fully backed by U.S. Treasury securities.† The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.03 per share for Class Y Shares and $0.03 per share for Class R Shares over the reporting period.* Net assets in the fund totaled $171 million at the end of the reporting period.

As the financial markets fluctuate in response to various influences, it’s particularly important to keep focused on the long-term—which is the true measure of total return performance. Of course, if you’re a money market fund investor, your outlook is considerably shorter—your money is at work earning daily income and ready whenever you need it.

However near or far your financial goals are, thank you for pursuing them through the professional management and diversification of the Riggs Funds. We’ll continue to keep you up-to-date on your progress.

Sincerely,
/s/    Edward C. Gonzales
Edward C. Gonzales
President
December 15, 2000

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Small company stocks have historically experienced greater volatility than average.

***	Income may be subject to the federal alternative minimum tax and state and local taxes.

†
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

INVESTMENT REVIEW

Riggs Stock Fund
Riggs Small Company Stock Fund
For the reporting period ended October 31, 2000, the stock market exhibited increased volatility. Early in the reporting period, the market reacted to Federal Reserve Board (the “Fed”) tightening, and later uncertainty grew with rising oil prices and the presidential election. Small capitalization stocks, as reflected by the Russell 2000 Index,* performed slightly better than the Standard & Poor’s 500 Index** (“S&P 500”) for the reporting period.

From May 1, 2000 through October 31, 2000, Class Y Shares of the Stock Fund had a total return of (3.82%); while Class R Shares had a total return of (3.93%), or (5.85%) adjusted for the 2% redemption fee.*** Class Y Shares of the Small Company Stock Fund had a total return of (2.50%); while Class R Shares had a total return of (2.66%), or (4.61%) adjusted for the 2% redemption fee.*** Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of near-term earnings acceleration. We employ our methodology, which we call Value Momentum, by initially analyzing four key factors: (1) relative price; (2) earnings growth relative to the stock’s price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring high in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then invest in those companies in which we have the most confiden ce in management.

We maintain a broad diversification of stocks among industries. In the Stock Fund, the largest sector remains Technology.† Telecommunications service providers in this sector suffered from earnings shortfalls, while a deceleration of capital spending growth hurt telecommunications equipment manufacturers. Financial stocks and electric utilities were some of the top performing sectors as odds of additional Fed tightening became more remote. Energy shares, such as Exxon Mobil and Coastal Corp., were strong as oil and gas prices rose because of reduced inventories and strong supply/demand fundamentals.

In the Small Company Stock Fund, we remain diversified with Technology, Financials and Consumer Cyclicals as the largest sectors in the fund. Valuations in the small stock arena are improving and we will add selectively as opportunities arise. In general, we see continued volatility in the stock market as it transitions to a slower economic environment. We believe that our disciplined focus on undervalued companies with solid earnings growth should continue to reward shareholders.

Riggs Large Cap Growth Fund
For the reporting period from May 1, 2000 through October 31, 2000, Class R Shares generated a total return of 6.83%, or 4.83% adjusted for the 2% redemption fee,*** compared to a return of (1.02%) on the S&P 500 and a return of (12.72%) on the Nasdaq Composite Index†† (“Nasdaq”) over the same period. Since inception on December 20, 1999 through October 31, 2000, Class R Shares generated a total return of 25.32%, or 23.32% adjusted for the 2% redemption fee,*** compared to returns of 1.75% on the S&P 500 and (10.95%) on the Nasdaq over the same period.

There are three primary reasons why the performance of the fund was relatively strong through October 31.

First, technology represents by far the largest sector in which we invest.† In recent years, the technology sector has grown faster than most other sectors. This above average growth has attracted investment dollars and has tended to drive stock prices in that sector upward over the last few years.

Second, we tend to focus on companies that we believe have the potential for above-average long-term growth in revenues and/or earnings. In recent years, stocks of growth-oriented companies generally have outperformed stocks of value-oriented companies.

Third, at any given time we tend to keep all but a modest portion of the fund invested in equities as opposed to more defensive investments such as money market securities. In recent years, the markets generally have rewarded with higher returns those who invest more aggressively rather than defensively.

Although the fund has outperformed major market indexes through October 31, we would like to take note of market conditions that have transpired since that time. As we write this report in December, technology stocks are in the throes of a bear market. The S&P 500 and (to an even greater extent) the tech-heavy Nasdaq have been hit hard by this bear market. Given our strong commitment to the tech sector, the fund has fallen significantly in the past few months, falling in sympathy with the Nasdaq but underperforming the S&P 500 by a significant margin.

Understandably, some investors may be unnerved by sudden steep market declines such as those experienced recently. Although it may be difficult to develop accurate short-term market prognostications, we find at least three reasons to believe that market conditions are likely to improve in 2001. First, the Fed recently revealed an inclination to reduce interest rates in the new year. Since much of the value of growth stocks lies in their future earnings, lower interest rates would imply a lower discount to the value of those earnings. Lower interest rates would help create a more favorable commercial lending environment, thereby enhancing the earning potential of growth companies. Second, we believe that despite the current economic slowdown companies represented in the fund are likely to meet revenue and earnings expectations for the new year. Despite recent stock price volatility in this sector, we continue to believe that companies in technology and other growth sectors will drive worldwide economic growth and therefore will offer compelling investment opportunities in the future. Third, we believe that, since valuations are much more attractive than they were earlier in the year, those valuations are likely to attract money back into the equity markets.

*	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.
**	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and investments cannot be made in an index.
***	Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
†	Funds that have a higher concentration of investments in a specific industry or sector, such as technology, may be subject to a higher degree of market risk than funds whose investments are more diversified.
††	The Nasdaq Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The index is unmanaged, and investments cannot be made in an index.

INVESTMENT REVIEW (continued)

During these challenging times, we would like to offer some cautionary advice to investors. Stock prices of companies owned by the fund generally carry relatively high price-to-earnings multiples because they are expected to grow revenues and/or earnings at above-average rates and because they are usually in sectors such as technology with above-average growth rates. Not surprisingly, such stocks tend to fall further in bear markets. However, we have found that such stocks tend to rise farther in a bull market and are therefore somewhat resilient over the long term. While the past is no guarantee of the future, we are confident in the long-term growth prospects of stocks held in the fund. We encourage investors to maintain their focus on investing for the long term.

Riggs U.S. Government Securities Fund
Riggs Bond Fund
During the reporting period from May 1, 2000 through October 31, 2000, the economy began to show the signs of a slowdown. During the 3rd quarter, the economy grew at a 2.4% rate, as measured by Gross Domestic Product (“GDP”), which registered a precipitous drop from the 2nd quarter’s 5.6% rate. The Fed raised the fed funds rate 50 basis points from 6% to 6.5% in May. Since May, Fed policy has remained unchanged but biased toward inflationary pressures. Oil and natural gas continued to make new highs creating questions regarding the outlook for inflation as winter approaches. During the reporting period, the fixed income markets remained largely range bound, and as a result mortgage bonds were the best performing sector, returning 6.31%. In addition, swap spreads tightened as the yield curve steepened by 34 basis points.

Going forward into 2001, commodity prices, specifically crude oil and natural gas, may begin to foster inflationary pressures. Regarding the overall economy, the trade deficit may begin to weigh on the current economic expansion by putting pressure on the dollar. The Fed will most likely continue its gradual approach until either the core rate of inflation rises above current levels or the economy/equity market shows signs of a hard landing. Based upon the economic outlook, the portfolios should look to overweight Treasuries and Mortgages heading into 2001.

Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
During the reporting period from May 1, 2000 through October 31, 2000, the economy began to show the signs of a slowdown. During the 3rd quarter, the economy grew at a 2.4% rate, as measured by GDP, which registered a precipitous drop from the 2nd quarters 5.6% rate. The Fed raised the fed funds rate 50 basis points from 6% to 6.5% in May. Since May, Fed policy has remained unchanged but biased toward inflationary pressures. Municipals were one of the best performing sectors, returning 7.32%. Much of the demand in the tax-exempt market was a direct result of the volatility in the equity markets. Retail demand was moderate but could get even stronger as investors continue to build up cash. Another trend that became prevalent during this reporting period was the tiering of credit quality. Investors were willing to pay very aggressive levels for the higher quality paper in specialty states.

Going forward into 2001, commodity prices, specifically crude oil and natural gas, may begin to foster inflationary pressures. Regarding the overall economy the trade deficit may begin to weigh on the current economic expansion by putting pressure on the dollar. The Fed will most likely continue its gradual approach until either the core rate of inflation rises above current levels or the economy/equity market shows signs of a hard landing. Based upon the economic outlook portfolios should look to overweight higher quality issues with favorable call structures.

Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund
In May, the Federal Reserve raised the federal funds rate 50 basis points from 6.00% to 6.50% in its attempt to slow down the economy and keep inflation in check. Since June 1999, the Fed has raised the target by a total of 1.75 percentage points. The Fed has left the target unchanged at 6.50% since May and the recent economic weakness raises the possibility of an easing in policy in early 2001. The deceleration in job growth is one factor contributing to the slowing economy. After averaging more than 200,000 last year and 185,000 in the first half of this year, job growth has averaged only 113,000 over the last several months. Third quarter GDP growth at a 2.4% rate indicates a substantial slowing in the economy versus the 5.5% and 5.6% rates in the first and second quarters, respectively. The Consumer Price Index has moved upward throughout the year, increasing at a 2.7% annual rate for the first 10 months of the year versus a 1.9% rate for all of 1999. Consumer prices have been affected in part by the swi ngs in energy prices, particularly crude oil ranging from a low of around $23 a barrel in April to a high of $35 in late September. Both consumer confidence and personal spending have been impacted by the overall slowdown in the economy. We will continue to monitor the markets by looking at indicators such as consumer confidence, the unemployment rate and non-farm payrolls, capital goods orders and the dollar.

Treasury prices have moved in the opposite direction of stocks so far this year—advancing as stocks have declined. Through October, the one-year Treasury has returned 5.00%, the two-year Treasury 5.42%, the ten-year Treasury 8.28% and the thirty-year Treasury 13.56%. The curve has remained inverted during this reporting period with the spread between the one-year Treasury and the thirty-year Treasury widening to minus 37 basis points. Yields on commercial paper remained fairly steady throughout the reporting period although the spread between the one-month and six-month paper did invert. This combined with the continued inversion of the Treasury curve contributed to the shorter average maturity of the funds.
PORTFOLIO OF INVESTMENTS

Riggs Stock Fund
October 31, 2000 (unaudited)

Shares		Value
Common Stocks—95.9%

	Communications—6.4%

48,130	(1) Comcast Corp., Class A	$ 1,961,297

83,883	(1) WorldCom, Inc.	1,992,221

76,076	Verizon Communications	4,398,144

	Total	8,351,662

	Consumer Non-Durables—4.7%

38,030	Anheuser-Busch Cos., Inc.	1,739,872

35,145	Avon Products, Inc.	1,704,532

49,925	Nabisco Holdings Corp, Class A	2,699,070

	Total	6,143,474

	Consumer Services—3.4%

26,745	Time Warner, Inc.	2,030,213

63,930	Tribune Co.	2,369,406

	Total	4,399,619

	Electronic Technology—21.3%

78,740	(1) Cisco Systems, Inc.	4,242,118

25,998	(1) EMC Corp.	2,315,447

24,500	(1) Gateway, Inc.	1,264,445

87,826	Intel Corp.	3,952,170

21,466	International Business Machines Corp.	2,114,401

43,266	Koninklijke (Royal) Philips Electronics NV, ADR	1,727,936

35,295	Nortel Networks Corp.	1,605,923

19,320	(1) Qualcomm, Inc.	1,257,913

54,109	(1) SCI Systems, Inc.	2,326,687

40,990	(2) STMicroelectronics N.V.	2,128,918

39,725	Texas Instruments, Inc.	1,949,008

44,635	United Technologies Corp.	3,116,081

	Total	28,001,047

	Energy Minerals—7.2%

65,975	BP Amoco PLC, ADR	3,360,602

29,120	Coastal Corp.	2,196,740

43,862	Exxon Mobil Corp.	3,911,942

	Total	9,469,284

	Finance—16.8%

69,235	American Express Co.	4,154,100

39,632	Bank of America Corp.	1,904,813

40,210	Chase Manhattan Corp.	1,829,555

24,427	Fannie Mae	1,880,879

71,343	Fleet Boston Corp.	2,711,034

30,875	Hartford Financial Services Group, Inc.	2,298,258

39,395	Merrill Lynch & Co., Inc.	2,757,650

Riggs Stock Fund
Shares		Value
Common Stocks—continued

	Finance—coninued

16,260	Morgan Stanley, Dean Witter & Co.	$ 1,305,881

70,434	Wells Fargo Co.	3,261,975

	Total	22,104,145

	Health Services—1.8%

14,454	Cardinal Health, Inc.	1,369,517

9,470	United Health Group Inc.	1,035,781

	Total	2,405,298

	Health Technology—8.4%

40,040	American Home Products Corp.	2,542,540

23,610	(1) Amgen, Inc.	1,367,904

16,995	Baxter International, Inc.	1,396,777

30,420	Johnson & Johnson	2,802,443

68,107	Pfizer, Inc.	2,941,371

	Total	11,051,035

	Process Industries—0.9%

23,320	(1)(2) Sealed Air Corp.	1,122,275

	Producer Manufacturing—9.1%

62,515	Alcoa, Inc.	1,793,399

36,110	Avery Dennison Corp.	1,823,555

35,215	Emerson Electric Co.	2,586,102

27,470	Textron, Inc.	1,385,518

77,702	Tyco International Ltd.	4,404,732

	Total	11,993,306

	Retail Trade—7.5%

41,605	Lowe’s Cos., Inc.	1,900,828

53,309	(1) Safeway, Inc.	2,915,336

42,645	Sears, Roebuck & Co.	1,267,836

66,955	Target Corp.	1,849,632

25,760	The Gap, Inc.	664,930

28,425	Wal-Mart Stores, Inc.	1,289,784

	Total	9,888,346

	Technology Services—5.4%

93,550	(1) Avaya, Inc.	1,257,078

58,005	(1) Microsoft Corp.	3,995,094

55,820	(1) Oracle Corp.	1,842,060

	Total	7,094,232

	Utilities—3.0%

32,275	Exelon Corp.	1,940,534

34,908	SBC Communications, Inc.	2,013,755

	Total	3,954,289

	Total Common Stocks (identified cost $95,477,316)	125,978,012

Riggs Stock Fund
Principal Amount		Value
(3) Repurchase Agreement —4.0%

$5,180,000	Paine Webber, 6.51%, dated 10/31/2000, due 11/1/2000 (at amortized cost)	$ 5,180,000

	Total Investments (identified cost $100,657,316)(4)	$131,158,012

(1)	Non-income producing security.

(2)	Certain shares on loan to broker.

(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)
The cost of investments for federal tax purposes amounts to $100,657,316. The net unrealized appreciation of investments on a federal tax basis amounts to $30,500,696 which is comprised of $36,714,379 appreciation and $6,213,683 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($131,293,741) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Small Company Stock Fund
October 31, 2000 (unaudited)

Shares		Value
Common Stocks—87.6%

	Commercial Services—0.6%

26,040	(1)(2) Watson Wyatt & Co. Holdings	$ 450,817

	Communications—1.3%

60,476	(1) Choice One Communications, Inc.	653,897

8,118	(1) Efficient Networks, Inc.	340,575

	Total	994,472

	Consumer Durables—2.0%

30,234	(1) Concord Camera Corp.	935,364

31,050	(1)(2) Meade Instruments Corp.	568,603

	Total	1,503,967

	Consumer Non-Durables—4.9%

43,065	(1) American Italian Pasta Co., Class A	863,992

15,155	(1) Hain Celestial Group, Inc.	601,464

91,594	(1) NBTY, Inc.	595,361

97,021	(1) Steven Madden Ltd.	924,731

58,655	Wolverine World Wide, Inc.	634,207

	Total	3,619,755

	Consumer Services—3.7%

18,015	(1) Performance Food Group Co.	729,607

36,710	(1) Rare Hospitality International, Inc.	853,507

51,475	(1) Steiner Leisure Ltd.	1,132,450

	Total	2,715,564

	Distribution Services—1.6%

24,984	(1) Patterson Dental Co.	782,311

7,065	(1) Priority Healthcare Corp., Class B	379,744

	Total	1,162,055

	Electronic Technology—13.9%

16,830	(1) APW Ltd.	777,336

39,230	(1) ATMI, Inc.	740,466

27,397	(1) Brooktrout, Inc.	395,544

31,975	(1) C-Cube Microsystems, Inc.	623,512

22,910	CTS Corp.	983,698

74,037	(1) ChipPAC, Inc.	638,569

72,795	(1) Exabyte Corp.	564,161

17,970	(1) Excel Technology, Inc.	449,250

44,128	HEICO Corp.	532,294

21,553	Helix Technology Corp.	600,790

17,323	(1)(2) International Rectifier Corp.	773,039

12,740	(1)(2) MRV Communications, Inc.	503,230

11,280	Methode Electronics, Inc., Class A	424,410

9,299	(1) Mobility Electronics, Inc.	67,418

32,110	(1) Photronics, Inc.	724,482

8,545	(1) Plantronics, Inc.	389,866

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Electronic Technology—continued

28,932	(1) SBS Technologies, Inc.	$ 744,999

59,845	(1) T/R Systems, Inc.	359,070

	Total	10,292,134

	Energy Minerals—3.2%

52,834	Arch Coal, Inc.	574,570

25,280	(1) Barrett Resources	919,560

48,657	Cross Timbers Oil Co.	915,360

	Total	2,409,490

	Finance—13.4%

64,573	Advanta Corp., Class B	468,154

43,045	(2) Allied Capital Corp.	887,803

25,083	Apartment Investment & Management Co., Class A	1,145,980

25,770	Boston Private Financial Holdings, Inc.	460,639

106,440	Colonial BancGroup, Inc. (The)	938,002

11,555	Cullen/Frost Bankers, Inc. (The)	384,926

26,590	First American Corp. (The)	556,728

40,174	First Charter Corp.	620,186

41,335	First Industrial Realty Trust	1,276,218

49,789	Gold Banc Corp., Inc.	230,274

36,299	Hudson United Bancorp	812,190

50,132	(2) London Pacific Group Ltd., ADR	708,114

38,893	Sterling Bancorp	763,275

17,157	Weingarten Realty Investors	719,522

	Total	9,972,011

	Health Services—3.9%

19,863	(1) Advance Paradigm, Inc.	970,804

75,470	(1) First Consulting Group, Inc.	504,706

141,790	(1) InterDent, Inc.	407,646

14,387	(1) Trigon Healthcare, Inc.	1,031,368

	Total	2,914,524

	Health Technology—2.9%

10,475	Alpharma, Inc., Class A	406,561

7,944	(1) Cell Therapeutics, Inc.	531,379

5,490	(1) Protein Design Lab., Inc.	741,579

9,290	Varian Medical Systems, Inc.	454,049

	Total	2,133,568

	Industrial Services—3.4%

197,148	(1) Encompass Services Corp.	899,488

31,031	(1) National-Oilwell, Inc.	907,657

26,855	(1) Pride International, Inc.	679,767

	Total	2,486,912

	Non-Energy Minerals—1.0%

26,572	(1) Stillwater Mining Co.	770,588

Riggs Small Company Stock Fund
Shares		Value
Common Stocks—continued

	Process Industries—1.6%

16,225	Cambrex Corp.	$ 647,986

18,505	(1) CoorsTek, Inc.	541,271

	Total	1,189,257

	Producer Manufacturing—5.6%

41,383	(1) CommScope, Inc.	1,047,507

13,335	(1) Lone Star Technologies, Inc.	535,400

5,900	(1)(2) Maverick Tube Corp.	91,819

22,250	(1) Mettler-Toledo International, Inc., ADR	1,038,797

55,750	(1) Steel Dynamics, Inc.	669,000

18,295	(1) Zebra Technologies Corp., Class A	801,550

	Total	4,184,073

	Retail Trade—5.5%

17,656	(1) Cost Plus, Inc.	494,368

100,354	(1) Goody’s Family Clothing, Inc.	360,647

31,695	(1)(2) Linens ’n Things, Inc.	974,621

25,905	(1) Michaels Stores, Inc.	629,815

37,745	(1) Rent-A-Center, Inc.	1,101,682

11,095	(1)(2) Whole Foods Market, Inc.	513,144

	Total	4,074,277

	Technology Services—10.0%

104,118	(1)(2) AppliedTheory Corp.	494,561

54,385	(1) eXcelon Corp.	441,878

75,632	(1) Interland, Inc.	359,252

26,256	(1) LCC International, Inc., Class A	393,840

102,913	(1) Navidec, Inc.	475,973

188,055	(1)(2) Netplex Group, Inc.	170,425

82,210	(1) Netzee, Inc.	233,785

17,880	(1) Optimal Robotics Corp.	601,215

88,690	(1) Quantum Corp.—DLT & Storage Systems Group	1,330,350

11,943	(1) ScanSource, Inc.	570,278

81,360	(1)(2) StarBase Corp.	414,428

51,112	(1) Symix Systems, Inc.	300,283

31,354	(1) Tech Data Corp.	1,305,110

64,677	(1) Viador, Inc.	299,131

	Total	7,390,509

	Transportation—6.7%

27,165	(1) Atlantic Coast Airlines Holdings	971,149

110,053	(1) Fritz Companies, Inc.	894,181

157,116	(1) Mesa Air Group, Inc.	923,057

22,645	(1)(2) Ryanair Holdings PLC, ADR	912,877

20,250	(2) SkyWest, Inc.	1,022,625

9,652	USFreightways Corp.	248,539

	Total	4,972,428

Riggs Small Company Stock Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Utilities—2.4%

90,489	(1) ITC DeltaCom, Inc.	$ 732,395

48,700	Northwestern Corp.	1,077,488

	Total	1,809,883

	Total Common Stocks (identified cost $63,405,041)	65,046,284

(3) Repurchase Agreement—10.9%

$8,120,000	Paine Webber, 6.51%, dated 10/31/2000, due 11/1/2000 (at amortized cost)	8,120,000

	Total Investments (identified cost $71,525,041)(4)	$73,166,284

(1)	Non-income producing security.

(2)	Certain shares on loan to broker.

(3)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)
The cost of investments for federal tax purposes amounts to $71,525,041. The net unrealized appreciation of investments on a federal tax basis amounts to $1,641,243 which is comprised of $12,196,694 appreciation and $10,555,451 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($74,293,383) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR—American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Large Cap Growth Fund
October 31, 2000 (unaudited)

Shares		Value
Common Stocks—92.2%

	Biotechnology—7.2%

18,000	(1) Invitrogen Corp.	$ 1,369,125

36,650	PE Corp.-Applied Biosystems	4,288,050

41,200	(1) Qiagen NV	1,776,750

	Total	7,433,925

	Communications Equipment—9.6%

9,400	CIENA Corp.	988,175

23,800	(1) Comverse Technology, Inc.	2,659,650

32,100	Corning, Inc.	2,455,650

56,800	Nortel Networks Corp.	2,584,400

19,200	(1) Qualcomm, Inc.	1,250,100

	Total	9,937,975

	Computers-Hardware—14.7%

102,000	(1) EMC Corp.	9,084,375

2,500	(1) Brocade Communications Systems, Inc.	568,438

5,500	(1) Juniper Networks, Inc.	1,072,500

40,400	(1) Sun Microsystems, Inc.	4,479,350

	Total	15,204,663

	Computers-Networking—11.1%

90,000	(1) Cisco Systems, Inc.	4,848,750

56,000	(1) Network Appliance, Inc.	6,664,000

	Total	11,512,750

	Computers Software/Services—20.1%

14,050	(1) BEA Systems, Inc.	1,008,088

15,400	(1) Check Point Software Technologies Ltd.	2,438,975

9,200	(1) i2 Technologies, Inc.	1,564,000

29,350	(1) Microsoft Corp.	2,021,481

100,400	(1) Oracle Corp.	3,313,200

50,000	(1) Siebel Systems, Inc.	5,246,875

6,000	(1) VeriSign, Inc.	792,000

32,000	(1) Veritas Software Corp.	4,512,500

	Total	20,897,119

	Electrical Equipment—7.2%

107,700	General Electric Co.	5,903,306

22,000	(1) Waters Corp.	1,596,375

	Total	7,499,681

	Electronics-Semiconductors—18.5%

11,600	(1) Applied Micro Circuits Corp.	886,675

22,200	(1) Broadcom Corp.	4,936,725

46,400	Intel Corp.	2,088,000

48,400	(1) JDS Uniphase Corp.	3,941,575

Riggs Large Cap Growth Fund
Shares or Principal Amount		Value
Common Stocks—continued

	Electronics-Semiconductors—continued

29,000	(1) PMC-Sierra, Inc.	$ 4,915,500

49,200	Texas Instruments, Inc.	2,413,875

	Total	19,182,350

	Health Care—1.9%

46,800	Pfizer, Inc.	2,021,175

	Utilities—1.9%

24,400	Enron Corp.	2,002,325

	Total Common Stocks (identified cost $57,307,502)	95,691,963

(2) Repurchase Agreement—4.5%

$4,683,000	Paine Webber, 6.51%, dated 10/31/2000, due 11/1/2000 (at amortized cost)	4,683,000

	Total Investments (identified cost $61,990,502)(3)	$100,374,963

(1)	Non-income producing security.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $61,990,502. The net unrealized appreciation of investments on a federal tax basis amounts to $38,384,461 which is comprised of $41,547,231 appreciation and $3,162,770 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($103,781,798) at October 31, 2000.

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS
Riggs U.S. Government Securities Fund
October 31, 2000 (unaudited)

Principal Amount		Value
Corporate Bond—0.9%

	Finance—0.9%

$ 981,971	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004 (identified cost $981,818)	$ 965,386

Government Agencies—39.7%

	Federal Agricultural Mortgage Association—1.6%

1,700,000	8.07%, 4/16/2007	1,816,314

	Federal Farm Credit Bank—5.2%

6,000,000	5.90%, 8/6/2001	5,959,020

	Federal Home Loan Bank System—0.9%

1,000,000	5.50%, 2/19/2002	984,550

	Federal Home Loan Mortgage Corporation—6.2%

400,000	5.18%, 1/26/2001	398,376

400,000	5.375%, 3/1/2001	398,044

3,094,040	6.00%, 4/1/2003	3,075,197

2,327,294	6.50%, 7/1/2004	2,314,447

900,000	6.943%, 3/21/2007	909,081

	Total	7,095,145

	Federal National Mortgage Association—10.8%

6,600,000	5.625%, 3/15/2001	6,576,768

3,065,000	5.78%, 2/12/2003	3,008,481

1,930,000	5.82%, 2/12/2003	1,894,295

461,736	7.50%, 6/1/2012	465,633

283,658	9.50%, 6/25/2018	304,101

105,338	9.50%, 7/25/2019	111,612

	Total	12,360,890

	Government National Mortgage Association—14.1%

2,843,975	6.50%, 5/15/2028	2,747,109

9,406,576	7.00%, 8/15/2027	9,321,353

17,007	7.50%, 10/15/2026	17,087

2,612,521	7.50%, 10/15/2027	2,623,964

1,311,269	8.00%, 10/15/2027	1,332,984

	Total	16,042,497

	Student Loan Marketing Association—0.9%

1,000,000	7.30%, 8/1/2012	1,023,950

	Total Government Agencies (identified cost $45,973,296)	45,282,366

U.S. Treasury Obligations—56.3%

	U.S. Treasury Bonds—30.4%

4,081,000	6.125%, 11/15/2027	4,174,577

5,568,000	6.125%, 8/15/2029	5,773,014

4,941,000	6.25%, 8/15/2023	5,095,456

6,745,000	6.50%, 11/15/2026	7,214,452

2,000,000	7.125%, 2/15/2023	2,274,400

2,250,000	7.25%, 8/15/2022	2,587,905

Riggs U.S. Government Securities Funds
Principal Amount		Value
U.S. Treasury Obligations—continued

	U.S. Treasury Bonds—continued

$3,000,000	7.875%, 2/15/2021	$ 3,647,910

2,800,000	8.00%, 11/15/2021	3,459,456

325,000	12.00%, 8/15/2013	444,395

	Total	34,671,565

	U.S. Treasury Notes—25.9%

9,776,000	(1) 5.25%, 8/15/2003	9,617,433

6,266,000	(1) 5.50%, 5/15/2009	6,128,775

2,293,000	(1) 5.75%, 10/31/2002	2,285,662

1,700,000	(1) 6.00%, 7/31/2002	1,699,643

3,000,000	(1) 6.25%, 4/30/2001	2,999,310

701,000	6.25%, 10/31/2001	700,874

1,000	6.50%, 5/15/2005	1,027

385,000	(1) 6.625%, 6/30/2001	385,500

5,400,000	7.00%, 7/15/2006	5,694,408

	Total	29,512,632

	Total U.S. Treasury Obligations (identified cost $61,709,493)	64,184,197

(2) Repurchase Agreement —2.3%

2,630,000	Paine Webber, 6.51%, dated 10/31/2000, due 11/1/2000 (at amortized cost)	2,630,000

	Total Investments (identified cost $111,294,607)(3)	$113,061,949

(1)	Certain principal amounts on loan to broker.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $111,294,607. The net unrealized appreciation of investments on a federal tax basis amounts to $1,767,342 which is comprised of $2,986,663 appreciation and $1,219,321 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($113,929,412) at October 31, 2000.

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Bond Fund
October 31, 2000 (unaudited)

Principal Amount		Value
Asset-Backed Securities—10.9%

$1,027,813	Americredit Automobile Receivables Trust 1997-C, Class A3, 6.30%, 7/5/2003	$ 1,025,480

1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1 , Class A6, 6.31%, 9/25/2008	1,237,284

1,265,000	California Infrastructure & Economic Development Bank Special Purpose Trust 1997-1 , Class A7, 6.42%, 9/25/2008	1,242,837

756,118	EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004	743,347

	Total Asset-Backed Securities (identified cost $4,299,445)	4,248,948

Collateralized Mortgage Obligations—8.4%

	Finance—8.4%

1,240,000	Federal Home Loan Mortgage Corp., Series 1602, Class PH, 6.00%, 4/15/2023	1,210,190

292,806	Federal National Mortgage Association, Series 1988-16, Class B, 9.50%, 6/25/2018	313,909

120,104	Federal National Mortgage Association, Series 1989-35, Class G, 9.50%, 7/25/2019	127,257

1,615,000	Prudential Home Mortgage Securities 1993-35, Class A7, 6.75%, 9/25/2008	1,604,567

25,384	Resolution Trust Corp. 1995-2, Class M1, 7.15%, 5/25/2029	25,118

	Total Collateralized Mortgage Obligations (identified cost $3,334,191)	3,281,041

Corporate Bonds—25.4%

	Consumer Durables—3.7%

1,415,000	Ford Motor Co., Bond, 9.00%, 9/15/2001	1,435,249

	Electronic Technology—4.4%

1,745,000	Lucent Technologies, Inc., Note, 7.25%, 7/15/2006	1,691,027

	Finance—17.3%

1,500,000	Bank One Corp., Note, 7.60%, 5/1/2007	1,491,195

1,366,000	Chase Manhattan Corp., 7.25%, 6/1/2007	1,340,347

1,445,000	Countrywide Mortgage Investments, Note, 6.28%, 1/15/2003	1,410,898

100,000	Ford Motor Credit Co., Note, 6.73%, 6/27/2005	96,728

150,000	General Motors Acceptance Corp., Note, 8.375%, 2/22/2005	155,950

1,600,000	Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,570,336

691,000	Morgan Stanley, Dean Witter & Co., Note, 6.125%, 10/1/2003	677,602

	Total	6,743,056

	Total Corporate Bonds (identified cost $10,245,002)	9,869,332

Government Agencies—6.2%

	Federal Farm Credit Bank—2.0%

715,000	9.20%, 8/22/2005	784,977

	Federal Home Loan Mortgage Corp.—4.0%

1,080,000	5.895%, 8/3/2001	1,072,613

500,000	7.58%, 6/12/2006	499,675

	Total	1,572,288

	Student Loan Marketing Association—0.2%

70,000	7.30%, 8/1/2012	71,677

	Total Government Agencies (identified cost $2,466,072)	2,428,942

Mortgage Backed Securities—15.3%

	Federal Home Loan Mortgage Corp.—0.2%

69,819	6.50%, 7/1/2004	69,433

	Federal National Mortgage Association—1.3%

517,435	7.50%, 6/1/2012	521,802

Riggs Bond Fund
Principal Amount		Value
Mortgage Backed Securities—continued

	Government National Mortgage Association—13.8%

$2,897,552	6.50%, 5/15/2028	$ 2,798,861

197,637	6.50%, 9/15/2028	190,905

2,220,399	7.00%, 8/15/2027	2,200,282

183,876	7.00%, 7/15/2028	181,348

	Total	5,371,396

	Total Mortgage Backed Securities (identified cost $6,097,964)	5,962,631

U.S. Treasury Obligations—30.7%

	U.S. Treasury Bonds—26.5%

4,350,000	(1) 6.125%, 11/15/2027	4,449,746

2,494,000	(1) 6.125%, 8/15/2029	2,585,829

2,580,000	6.25%, 8/15/2023	2,660,651

519,000	(1) 6.50%, 11/15/2026	555,122

50,000	6.75%, 8/15/2026	55,066

	Total	10,306,414

	U.S. Treasury Notes—4.2%

450,000	(1) 5.25%, 8/15/2003	442,701

905,000	(1) 5.50%, 5/15/2009	885,181

317,000	(1) 5.875%, 11/15/2005	318,141

	Total	1,646,023

	Total U.S. Treasury Obligations (identified cost $11,800,659)	11,952,437

(2) Repurchase Agreement —2.0%

771,000	Paine Webber, 6.51%, dated 10/31/2000, due 11/1/2000 (at amortized cost)	771,000

	Total Investments (identified cost $39,014,333)(3)	$38,514,331

(1)	Certain principal amounts on loan to broker.

(2)	The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3)
The cost of investments for federal tax purposes amounts to $39,014,333. The net unrealized depreciation of investments on a federal tax basis amounts to $500,002 which is comprised of $305,816 appreciation and $805,818 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($38,950,012) at October 31, 2000.

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Intermediate Tax Free Bond Fund
October 31, 2000 (unaudited)

Principal Amount		Value
Long-Term Municipals—97.0%

	Arizona—4.8%

$1,000,000	Maricopa County, AZ, Unified School District No. 97, GO UT, 5.20% (FGIC INS)/(Original Issue Yield: 5.30%), 7/1/2007	$ 1,028,810

1,000,000	Tucson, AZ, IDA, Highway, 5.50% (MBIA INS)/(Original Issue Yield: 5.75%), 7/1/2012	1,023,220

875,000	University Arizona, Revenue Bonds, 6.25% (Original Issue Yield: 6.33%), 6/1/2004	913,185

	Total	2,965,215

	Florida—1.7%

1,000,000	Osceola County, FL, Transportation, Revenue Bonds, Osceola Parkway Project, 6.10% (MBIA INS), 4/1/2017	1,036,150

	Georgia—3.2%

1,000,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series A), 4.90% (Original Issue Yield: 4.95%), 1/1/2003	1,008,010

950,000	Georgia Municipal Electric Authority, Refunding Revenue Bonds (Series Z), 5.10% (FSA INS)/(Original Issue Yield: 5.15%), 1/1/2005	968,306

	Total	1,976,316

	Hawaii—8.4%

2,000,000	Hawaii State, GO UT (Series CB), Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	2,109,500

1,000,000	Hawaii State, GO UT (Series CL), 5.10% (Original Issue Yield: 5.15%), 3/1/2006	1,020,740

1,000,000	Hawaii State, GO UT (Series CM), 6.00% (FGIC INS), 12/1/2005	1,062,540

1,000,000	Honolulu, HI City & County, GO UT (Series B), Refunding Bonds, 5.00% (Original Issue Yield: 5.05%), 10/1/2002	1,010,420

	Total	5,203,200

	Illinois—17.7%

1,000,000	Chicago, IL, O’Hare International Airport (Series A), 6.375% (MBIA INS)/(Original Issue Yield: 6.735%), 1/1/2012	1,067,140

1,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 1/1/2007	1,034,890

1,000,000	Chicago, IL, Public Building Commission, Revenue Bonds (Series C), 5.80% (Park District)/(FGIC INS)/(Original Issue Yield: 5.886%), 1/1/2013	1,044,540

1,550,000	Chicago, IL, GO UT Refunding Bonds, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 1/1/2005	1,647,247

1,000,000	Chicago, IL, GO UT, 5.40% (FGIC INS), 1/1/2005	1,032,060

1,000,000	Chicago, IL, GO UT, 5.80% (FGIC INS)/(Original Issue Yield: 5.82%), 1/1/2013	1,045,170

2,000,000	Illinois State Sales Tax (Series Q), Refunding Revenue Bonds, 5.75% (Original Issue Yield: 6.225%), 6/15/2014	2,038,740

1,000,000	Lake County, IL (Series A), Water & Sewer Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 12/1/2009	1,019,370

1,000,000	Northern Cook County, IL, Solid Waste Agency, Resource Recovery Improvement Bonds, 6.30% (MBIA INS)/(Original Issue Yield: 6.40%), 5/1/2004	1,033,930

	Total	10,963,087

	Kansas—1.6%

1,000,000	Johnson County, KS, Unified School District #233, GO UT, 5.25% (FGIC INS)/(Original Issue Yield: 5.30%), 9/1/2017	989,460

	Louisiana—4.9%

1,000,000	Baton Rouge, LA, Revenue Bonds (Series A) , 6.00% (FSA INS)/(Original Issue Yield: 6.20%), 8/1/2002	1,026,880

2,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.95% (AXA LOC), 6/15/2019	2,031,780

	Total	3,058,660

	Massachusetts—8.1%

1,000,000	Commonwealth of Massachusetts, GO UT Refunding Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.634%), 2/1/2011	1,026,350

1,000,000	Massachusetts HEFA (Series E), Refunding Revenue Bonds, 5.50% (Original Issue Yield: 6.30%), 10/1/2019	964,090

Riggs Intermediate Tax Free Bond Fund
Principal Amount		Value
Long-Term Municipals—continued

	Massachusetts—continued

$1,000,000	Massachusetts HEFA (Series D), Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.15%), 10/1/2019	$ 1,021,760

2,000,000	Massachusetts State (Series B), GO, 5.625% (Original Issue Yield: 5.67%), 6/1/2018	2,035,460

	Total	5,047,660

	Michigan—4.7%

1,000,000	Central Michigan University, Refunding Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.40%), 10/1/2013	1,039,320

865,000	Michigan State Building Authority (Series I), Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.40% (Original Issue Yield: 5.50%), 10/1/2005	895,682

1,000,000	White Cloud, GO, 5.50% (FSA INS)/(Original Issue Yield: 5.75%), 5/1/2020	993,500

	Total	2,928,502

	Minnesota—1.7%

1,000,000	Minnesota State, GO UT Public Improvement Bonds, 5.60%, 10/1/2003	1,030,950

	Mississippi—1.5%

1,000,000	Mississippi State (Series A) , GO UT Public Improvement Bonds, 5.00% (Original Issue Yield: 5.40%), 7/1/2017	958,980

	Nevada—6.6%

1,000,000	Clark County, NV, School District, GO LT (Series B), 5.50% (FGIC INS), 6/15/2015	1,014,670

1,000,000	Clark County, NV, School District, GO LT Refunding Bonds (Series A), 6.70% (MBIA INS), 3/1/2006	1,016,910

1,000,000	Clark County, NV, Passenger Facility Charge Revenue Bonds (Series A), 5.70% (AMBAC INS), 7/1/2002	1,019,880

1,000,000	Washoe County, NV, Hospital Facilities, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.10%), 6/1/2009	1,056,580

	Total	4,108,040

	New Jersey—1.6%

1,000,000	West Deptford Township, GO, 5.375% (FGIC INS), 9/1/2018	1,001,430

	Ohio—1.7%

1,000,000	Ohio State, GO UT (Series R), Refunding Bonds, 5.45% (Original Issue Yield: 5.48%), 9/1/2003	1,027,490

	Rhode Island—2.5%

1,535,000	Rhode Island Housing & Mortgage Finance Corp. (Series A), Refunding Revenue Bonds, 5.45% (AMBAC INS), 7/1/2004	1,567,404

	Texas—12.1%

1,000,000	Austin, TX, Hotel Occupancy, Revenue Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,009,140

1,000,000	Dallas-Fort Worth, TX, Regional Airport, Refunding Revenue Bond (Series A), 7.75% (FGIC INS), 11/1/2003	1,088,940

1,000,000	Harris County, TX, GO LT Correctional Facility Improvement Bonds, 5.50% (Original Issue Yield: 5.55%), 10/1/2011	1,027,610

1,000,000	Harris County, TX, GO UT Refunding Revenue Bonds, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 9/1/2006	1,016,100

1,000,000	Matagorda County, TX, Navigation District Number One, Refunding Revenue Bonds, 5.80% (Houston Light & Power Co.)/(MBIA INS)/(Original Issue Yield: 6.097%), 10/15/2015	1,008,280

1,000,000	San Antonio, TX, Electric & Gas, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.625%), 2/1/2015	1,012,800

890,000	Texas Water Development Board, Revenue Bonds, 3.95% (AMBAC INS), 8/15/2003	867,234

500,000	Weatherford, TX Utility System, Revenue Bonds, 5.25% (FSA INS)/(Original Issue Yield: 4.75%), 9/1/2012	505,090

	Total	7,535,194

	Utah—3.2%

1,000,000	Intermountain Power Agency, Utah (Series B), Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	971,270

440,000	Intermountain Power Agency, Utah (Series C), Revenue Bonds, 5.00%(Original Issue Yield: 4.70%), 7/1/2004	444,888

560,000	Intermountain Power Agency, Utah (Series C), Revenue Bonds, 5.00% (Original Issue Yield: 4.99%), 7/1/2004	567,728

	Total	1,983,886

	Virginia—2.7%

605,000	Chesapeake, VA, IDA, Public Facility Lease Revenue Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2005	625,655

1,000,000	Virginia State Public School Authority (Series B), 5.75% (Original Issue Yield: 6.05%), 8/1/2015	1,035,200

	Total	1,660,855

Riggs Intermediate Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Washington—8.3%

$1,000,000	Snohomish County, WA, School District No. 6, UT GO Refunding Bonds, 5.45% (FGIC INS), 12/1/2005	$ 1,038,790

1,000,000	Washington State Health Care Facility Authority, Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.05%), 6/1/2001	1,008,890

1,000,000	Washington State Public Power Supply System (Series B), 5.40% (Original Issue Yield: 5.45%), 7/1/2005	1,029,170

1,000,000	Washington State Public Power Supply System (Series C), 5.00% (AMBAC INS), 7/1/2003	1,011,740

1,000,000	Washington State (Series A & AT-6), 6.375% (Original Issue Yield: 6.50%), 2/1/2014	1,032,930

	Total	5,121,520

	Total Long-Term Municipals (identified cost $59,630,474)	60,163,999

Mutual Fund—1.7%

1,038,626	SEI Tax Exempt Money Market Fund (at amortized cost)	1,038,626

	Total Investments (identified cost $60,669,100)(1)	$61,202,625

(1)
The cost of investments for federal tax purposes amounts to $60,669,100. The net unrealized appreciation of investments on a federal tax basis amounts to $533,525 which is comprised of $841,232 appreciation and $307,707 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($61,999,588) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC  — American Municipal Bond Assurance Corporation
FGIC  — Financial Guaranty Insurance Company
FSA  — Financial Security Assurance
GO  — General Obligation
HEFA  — Health and Education Facilities Authority
IDA  — Industrial Development Authority
INS  — Insured
LOC  — Letter of Credit
LT  — Limited Tax
MBIA  — Municipal Bond Investors Assurance
PFA  — Public Facility Authority
UT  — Unlimited Tax

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Long Term Tax Free Bond Fund
October 31, 2000 (unaudited)

Principal Amount		Value
Long-Term Municipals—98.9%

	Alabama—3.3%

$1,000,000	Alabama State Public School & College Authority, Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 4.826%), 11/1/2014	$ 995,060

1,000,000	Alabama Water PCA, Revenue Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 2/15/2013	981,480

	Total	1,976,540

	Alaska—0.6%

350,000	Alaska State Housing Finance Corp., Revenue Bonds (Series 1), Veterans Mortgage Program, 6.30% (GNMA INS), 12/1/2009	369,068

	Connecticut—0.0%

25,000	Madison, CT, GO UT, 4.875% (FGIC INS)/(Original Issue Yield: 5.00%), 12/15/2010	25,287

	District Of Columbia—2.6%

500,000	District of Columbia, Carnegie Endowment, Revenue Bonds, 5.75% (Original Issue Yield: 5.75%), 11/15/2010	524,100

1,000,000	District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,031,850

	Total	1,555,950

	Georgia—1.8%

1,000,000	Georgia Municipal Electric Authority, Revenue Bonds (Series Y), 6.40%, 1/1/2009	1,096,420

	Illinois—6.5%

300,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	301,740

1,000,000	Chicago, IL, Metropolitan Water Reclamation District, GO UT, 6.25% (Original Issue Yield: 6.50%), 12/1/2014	1,075,160

1,000,000	Illinois Department Central Management Services, Certificate Participation, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,022,670

1,000,000	Illinois State, GO, 5.50%, 8/1/2017	1,005,530

500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	566,115

	Total	3,971,215

	Indiana—6.8%

1,000,000	Central High School Building Corp., IN, Refunding Revenue Bonds, 5.50%, 8/1/2010	1,043,280

1,000,000	Evansville, IN, Redevelopment Authority, Recreational Facility Revenue Bonds, 5.45% (MBIA INS)/(Original Issue Yield: 5.50%), 1/1/2008	1,028,460

2,000,000	Indianapolis, IN, Local Public Improvement Bond Bank (Series A), Revenue Bonds, 6.00% (Original Issue Yield: 6.078%), 1/10/2018	2,051,440

	Total	4,123,180

	Kentucky—3.3%

1,000,000	Kentucky, State, Turnpike Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.75%), 7/1/2011	1,022,800

1,000,000	Louisville, KY, Refunding Revenue Bond, 5.25% (FSA INS)/(Original Issue Yield: 5.36%), 11/15/2017	988,340

	Total	2,011,140

	Maine—2.8%

1,825,000	Maine Health & Higher Educational Facilities Authority (Series B), 4.875% (FSA INS)/(Original Issue Yield: 5.18%), 7/1/2017	1,670,295

	Maryland—2.6%

370,000	Maryland State Community Development Administration (Series A), 5.875% (Original Issue Yield: 5.874%), 7/1/2016	378,754

1,120,000	Prince Georges County, MD, Certificate Participation Public Improvement Bonds, 6.00% (Real Estate Acquisition PG II)/(MBIA INS)/(Original Issue Yield: 6.185%), 9/15/2014	1,185,755

	Total	1,564,509

Riggs Long Term Tax Free Bond Fund
Principal Amount		Value
Long-Term Municipals—continued

	Michigan—9.7%

$ 655,000	Detroit, MI, City School District, GO UT Refunding Bonds, 5.40% (Q-SBLF LOC)/(Original Issue Yield: 5.47%), 5/1/2013	$ 658,295

1,000,000	Lincoln Park, MI, School District, GO UT, 7.00% (FGIC INS)/(Original Issue Yield: 5.95%), 5/1/2020	1,123,510

2,000,000	Michigan Municipal Bond Authority, Refunding Revenue Bonds, 5.375%, 10/1/2018	1,981,760

1,025,000	Michigan Municipal Bond Authority, Water Utility Improvements, Revenue Bonds, 5.875% (Original Issue Yield: 5.40%), 10/1/2017	1,073,759

1,000,000	Wyandotte, MI, Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA INS)/(Original Issue Yield: 6.628%), 10/1/2017	1,034,760

	Total	5,872,084

	Minnesota—1.6%

1,000,000	Minneapolis, MN, Special School District No. 001 (Series B), Certificate Participation School Improvement Bonds, 5.125%, 2/1/2014	993,270

	Mississippi—0.4%

235,000	Mississippi Home Corp. (Series G), Refunding Revenue Bonds, 6.10% (GNMA INS), 6/1/2016	236,513

	Missouri—3.4%

1,000,000	Missouri State Environmental Improvement & Energy Authority (Series C), Sewer Improvement Revenue Bonds, 6.00%, 1/1/2016	1,038,570

1,000,000	Taney County, MO, Reorganized School District Number R-V, GO UT, 5.80%, 3/1/2017	1,023,660

	Total	2,062,230

	Nebraska—2.2%

1,265,000	Omaha, NE Public Power District (Series A), Refunding Bonds, 5.50% (Original Issue Yield: 5.565%), 2/1/2007	1,321,596

	Nevada—1.6%

1,000,000	Las Vegas, NV, GO UT (Series A), Sewer Improvement Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.13%), 11/1/2012	994,210

	New York—1.7%

1,000,000	New York State Urban Development Corp., Refunding Revenue Bonds, 5.50% (FSA INS)/(Original Issue Yield: 6.03%), 1/1/2015	1,008,610

	North Carolina—1.8%

1,000,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,071,740

	North Dakota—1.8%

1,055,000	North Dakota State Building Authority (Series B), Refunding Revenue Bonds, 5.00% (AMBAC INS), 12/1/2010	1,065,086

	Pennsylvania—3.0%

800,000	Delaware County, PA, Authority, Refunding Revenue Bonds, 6.35% (Widener University)/(AMBAC INS)/(Original Issue Yield: 6.449%), 6/15/2008	821,464

1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS)/(Original Issue Yield: 5.012%), 6/15/2015	1,002,340

	Total	1,823,804

	South Carolina—6.9%

1,000,000	Beaufort County, SC, School District, GO, 5.50%, 3/1/2016	1,016,280

2,000,000	Fairfield County, SC, PCR Bond, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	2,112,300

1,000,000	Sourth Carolina Educational Facilities Authority, Revenue Bonds, 6.00% (Asset Guaranty LOC)/(Original Issue Yield: 6.05%), 7/1/2009	1,058,470

	Total	4,187,050

	South Dakota—1.7%

1,000,000	Pierre, SD, School District, GO UT, 5.70% (FSA INS)/(Original Issue Yield: 5.70%), 8/1/2017	1,031,980

	Texas—12.6%

1,000,000	Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,006,920

1,000,000	Carroll, TX, Independent School District, GO UT Refunding Bonds (Series A), 5.00% (Original Issue Yield: 5.02%), 2/15/2016	952,440

1,000,000	El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	984,650

Riggs Long Term Tax Free Bond Fund
Principal Amount or Shares		Value
Long-Term Municipals—continued

	Texas—continued

$1,860,000	Lubbock, TX, IDC Certificates, 5.25% (Original Issue Yield: 5.81%), 2/15/2019	$ 1,801,429

2,000,000	North Texas Tollway Authority Dallas (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.40%), 1/1/2017	1,903,320

1,000,000	Texas Water Development Board, Revenue Bonds, 5.25% (Original Issue Yield: 5.50%), 7/15/2015	996,370

	Total	7,645,129

	Utah—1.6%

1,000,000	Intermountain Power Agency, Utah (Series B), Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.79%), 7/1/2017	971,270

	Virginia—1.5%

230,000	Henry County, VA, GO UT, 6.00% (Original Issue Yield: 6.25%), 7/15/2014	240,752

625,000	Virginia State Housing Development Authority (Series C), 6.20%, 5/1/2011	647,319

	Total	888,071

	Washington—11.2%

1,000,000	Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	994,420

1,000,000	Seattle, WA, Municipal Light & Power (Series A), 5.75% (Original Issue Yield: 6.13%), 8/1/2015	1,017,240

1,000,000	Seattle, WA (Series F), GO UT, 5.25% (Original Issue Yield: 5.02%), 12/15/2018	973,160

1,725,000	Washington State Public Power Supply System, (Series A), 6.25% (MBIA INS)/(Original Issue Yield: 6.411%), 7/1/2017	1,778,527

2,000,000	Washington State (Series A), GO UT, 6.00% (Original Issue Yield: 6.24%), 9/1/2016	2,053,040

	Total	6,816,387

	Wisconsin—5.0%

1,000,000	Green Bay, WI, IDA, GO UT Refunding Bonds (Series B), 5.90% (Original Issue Yield: 6.20%), 4/1/2010	1,028,450

1,000,000	Menomonee Falls, WI, Sewage System (Series A), Revenue Bonds, 5.65% (AMBAC INS)/(Original Issue Yield: 5.70%), 5/1/2016	1,016,400

1,000,000	Wisconsin State Transportation (Series A), Revenue Bond, 5.50% (FGIC INS)/(Original Issue Yield: 5.25%), 7/1/2015	1,018,310

	Total	3,063,160

	Wyoming—0.9%

500,000	Laramie County, WY, School District #2, GO UT, 5.90% (MBIA INS)/(Original Issue Yield: 5.90%), 6/1/2012	523,135

	Total Long-Term Municipals (identified cost $59,351,115)	59,938,929

Mutual Funds—0.0%

24,147	SEI Tax Exempt Money Market Fund (at amortized cost)	24,147

	Total Investments (identified cost $59,375,262)(1)	$59,963,076

(1)
The cost of investments for federal tax purposes amounts to $59,375,262. The net unrealized appreciation of investments on a federal tax basis amounts to $587,814 which is comprised of $975,310 appreciation and $387,496 depreciation at October 31, 2000.

Note:    The categories of investments are shown as a percentage of net assets ($60,607,582) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC  — American Municipal Bond Assurance Corporation
FGIC  — Financial Guaranty Insurance Company
FSA  — Financial Security Assurance
GNMA  — Government National Mortgage Association
GO  — General Obligation
HFDC  — Health Facility Development Corporation
IDA  — Industrial Development Authority
IDC  — Industrial Development Corporation

INS  — Insured
LOC  — Letter of Credit
LT  — Limited Tax
MBIA  — Municipal Bond Investors Assurance
PCA  — Pollution Control Authority
PCR  — Pollution Control Revenue
Q-SBLF  — Qualified State Bond Loan Fund
UT  — Unlimited Tax

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs Prime Money Market Fund
October 31, 2000 (unaudited)

Principal Amount		Value
Commercial Paper—35.4%

	Asset Backed—6.1%

$11,000,000	Asset One Securitization, 6.530%, 11/1/2000-11/29/2000	$ 10,969,527

6,000,000	Dakota Certificates Program, 6.550%, 1/12/2001	5,921,400

	Total	16,890,927

	Finance—21.4%

5,000,000	American Express Credit Corp., 6.460%, 12/8/2000	4,966,803

8,000,000	American General Finance Corp., 6.470%, 12/11/2000	7,939,234

13,000,000	Apreco, Inc., 6.500%-6.550%, 11/8/2000-1/16/2001	12,895,622

14,000,000	Charta Corp., 6.500%-6.540%, 11/8/2000-1/8/2001	13,904,679

8,000,000	Citibank Capital Markets Assets LLC, 6.500%, 11/20/2000	7,972,556

5,000,000	Fleet Funding Corp., 6.480%, 12/7/2000	4,967,600

7,000,000	Household Finance Corp., 6.490%, 11/28/2000	6,965,927

	Total	59,612,421

	Oil—2.5%

7,000,000	Equilon Enterprise LLP, 6.450%, 12/18/2000	6,941,054

	Retail Trade—2.5%

7,000,000	Gap (The), Inc., 6.490%, 12/5/2000	6,957,094

	Utilities—2.9%

8,000,000	Salomon Smith Barney Holdings, Inc., 6.480%, 12/4/2000	7,952,480

	Total Commercial Paper	98,353,976

Corporate Notes—23.1%

	Banking—0.7%

2,000,000	Wachovia Bank & Trust Co., 6.300%, 3/15/2001	1,993,134

	Finance—8.3%

3,000,000	Associates Corp. of North America, 6.625%, 5/15/2001	2,998,780

5,000,000	Bank of America Corp., 5.340%, 2/9/2001	4,979,945

2,000,000	Bear Stearns Cos., Inc., 5.750%, 2/15/2001	1,992,073

5,180,000	Bear Stearns Cos., Inc., 6.750%, 5/1/2001	5,167,458

2,000,000	CIT Group, Inc., 5.350%, 12/15/2000	1,995,776

2,000,000	Caterpillar Financial Services Corp., 6.780%, 11/17/2000	2,000,143

3,000,000	Chase Manhattan Corp., 5.150%, 12/15/2000	2,994,341

1,000,000	IBM Credit Corp., 5.050%, 1/22/2001	996,085

	Total	23,124,601

	Finance-Automotive—8.1%

3,000,000	Ford Motor Credit Co., 6.200%, 3/12/2001	2,994,645

2,000,000	Ford Motor Credit Co., 6.250%, 11/8/2000	1,999,925

4,000,000	Ford Motor Credit Co., 6.530%, 3/26/2001	3,990,284

5,000,000	General Motors Acceptance Corp., 5.800%, 2/28/2001	4,975,911

1,000,000	General Motors Acceptance Corp., 6.100%, 12/6/2000	999,555

1,000,000	General Motors Acceptance Corp., 6.700%, 4/30/2001	998,733

1,200,000	General Motors Acceptance Corp., 6.800%, 5/22/2001	1,199,741

5,200,000	General Motors Acceptance Corp., 7.125%, 5/1/2001	5,193,802

	Total	22,352,596

Riggs Prime Money Market Fund
Principal Amount		Value
Corporate Notes—continued

	Utilities—6.0%

$ 8,000,000	AT&T Capital Corp., 6.750%, 12/1/2000	$ 8,001,804

8,600,000	AT&T Capital Corp., 7.500%, 11/15/2000	8,603,153

	Total	16,604,957

	Total Corporate Notes	64,075,288

Government Agencies—31.2%

	Federal Farm Credit Bank—1.1%

3,000,000	(1) 6.340%, 11/1/2000	3,000,000

	Federal Home Loan Bank System—7.6%

5,000,000	6.290%, 4/4/2001	4,865,464

2,000,000	4.980%, 11/17/2000	1,998,467

7,455,000	5.375%, 3/2/2001	7,423,789

2,000,000	6.050%, 11/3/2000	1,999,919

5,000,000	6.300%, 2/7/2001	4,993,747

	Total	21,281,386

	Federal Home Loan Mortgage Corp.—0.7%

2,000,000	(2) 5.000%, 2/15/2001	1,990,107

	Federal National Mortgage Association—6.2%

2,000,000	5.180%, 11/17/2000	1,998,638

5,000,000	5.230%, 1/8/2001	4,989,624

5,800,000	5.410%, 2/13/2001	5,779,603

3,400,000	5.860%, 7/13/2001	3,382,082

1,000,000	6.220%, 11/8/2000	999,882

	Total	17,149,829

	(1)Student Loan Marketing Association—15.6%

5,600,000	6.558%, 11/7/2000	5,600,000

6,150,000	6.625%, 11/7/2000	6,139,199

10,000,000	6.637%, 11/7/2000	10,000,000

5,000,000	6.765%, 11/7/2000	5,000,000

2,500,000	6.845%, 11/7/2000	2,501,906

4,000,000	6.895%, 11/7/2000	4,000,000

10,000,000	6.925%, 11/7/2000	10,000,000

	Total	43,241,105

	Total Government Agencies	86,662,427

(1) Notes-Variable—4.0%

	Finance—4.0%

10,000,000	Morgan Stanley, Dean Witter & Co., 6.760%, 12/13/2000	10,000,000

1,000,000	Morgan Stanley, Dean Witter & Co., 6.700%, 11/1/2000	999,063

	Total Notes-Variable	10,999,063

Riggs Prime Money Market Fund
Principal Amount		Value
(3) Repurchase Agreements—6.0%

$ 8,273,000	Paine Webber, 6.510%, dated 10/31/2000, due 11/1/2000	$ 8,273,000

8,251,000	Prudential Securities, Inc., 6.550%, dated 10/31/2000, due 11/1/2000	8,251,000

	Total Repurchase Agreements	16,524,000

	Total Investments (at amortized cost)(4)	$276,614,754

(1)	Current rate and next reset date shown.

(2)	Each issue shows the rate of discount at the time of purchase.

(3)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($277,428,175) at October 31, 2000.

(See Notes which are an integral part of the Financial Statements)
PORTFOLIO OF INVESTMENTS

Riggs U.S. Treasury Money Market Fund
October 31, 2000 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—31.4%

	U.S. Treasury Bills—10.4%

$ 8,000,000	(1)(2) 0.06%, 11/9/2000	$ 7,989,191

10,000,000	(1)(2) 5.00%, 4/19/2001	9,714,813

	Total	17,704,004

	U.S. Treasury Notes—21.0%

5,000,000	(2) 5.250%, 1/31/2001	4,982,578

10,000,000	(2) 5.375%, 2/15/2001	9,971,832

6,000,000	(2) 5.625%, 11/30/2000	5,995,822

15,000,000	5.750%, 11/15/2000	14,953,125

	Total	35,903,357

	Total U.S. Treasury Obligations	53,607,361

(3) Repurchase Agreements —68.3%

58,343,000	Paine Webber, 6.510%, dated 10/31/2000, due 11/1/2000	58,343,000

58,342,000	Prudential Securities, Inc., 6.550%, dated 10/31/2000, due 11/1/2000	58,342,000

	Total Repurchase Agreements	116,685,000

	Total Investments (at amortized cost)(4)	$170,292,361

(1)	Issue shows the rate of discount at time of purchase.

(2)	Certain principal amounts on loan to broker.

(3)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:    The categories of investments are shown as a percentage of net assets ($170,750,113) at October 31, 2000.

(See Notes which are an integral part of the Financial Statements)
STATEMENTS OF ASSETS AND LIABILITIES
Riggs Funds
October 31, 2000 (unaudited)

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Assets:

Investments in securities, at value	$125,978,012	$65,046,284	$ 95,691,963	$110,431,949	$37,743,331

Investments in repurchase agreements	5,180,000	8,120,000	4,683,000	2,630,000	771,000

Total investments, at amortized cost and value	131,158,012	73,166,284	100,374,963	113,061,949	38,514,331

Cash	—	—	51,810	—	58,350

Collateral for securities loaned, at fair value	3,202,851	5,761,986	—	10,091,476	9,534,018

Income receivable	70,377	17,592	1,892	1,476,890	574,436

Receivable for shares sold	1,563,846	—	10,458	—	—

Receivable for investments sold	8,127	2,418,744	4,315,794	—	—

Total assets	136,003,213	81,364,606	104,754,917	124,630,315	48,681,135

Liabilities:

Income distribution payable	—	—	—	522,722	190,903

Payable for investments purchased	1,297,684	1,271,025	920,972	—	—

Payable upon return of securities loaned	3,202,851	5,761,986	—	10,091,476	9,534,018

Payable to Bank	163,553	1,477	—	42,353	—

Payable for shares redeemed	—	3,258	2,039	1,801	—

Accrued expenses	45,384	33,477	50,108	42,551	6,202

Total liabilities	4,709,472	7,071,223	973,119	10,700,903	9,731,123

Net Assets	$131,293,741	$74,293,383	$103,781,798	$113,929,412	$38,950,012

Net Assets Consists of:

Paid in capital	$ 73,742,662	$64,120,021	$ 66,228,007	$116,540,265	$40,120,306

Net unrealized appreciation (depreciation) of investments	30,500,696	1,641,243	38,384,461	1,767,342	(500,002)

Accumulated net realized gain (loss) on investments	27,128,088	8,532,327	(561,936)	(4,361,734)	(670,292)

Undistributed (distributions in excess of) net investment income	(77,705)	(208)	(268,734)	(16,461)	—

Total Net Assets	$131,293,741	$74,293,383	$103,781,798	$113,929,412	$38,950,012

Class R Shares	$ 40,261,151	$21,266,504	$103,781,798	$ 26,521,035	$38,950,012

Class Y Shares	$ 91,032,590	$53,026,879	—	$ 87,408,377	—

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class R Shares	$12.70	$12.81	$12.52	$9.68	$10.21

Class Y Shares	$12.72	$12.85	—	$9.68	—

Redemption Proceeds Per Share(1)

Class R Shares	$12.45 (2)	$12.55 (2)	$12.27 (2)	$9.49 (2)	$10.01 (2)

Class Y Shares	$12.72	$12.85	—	$9.68	—

Shares Outstanding:

Class R Shares	3,169,609	1,659,990	8,287,133	2,738,909	3,816,019

Class Y Shares	7,157,271	4,126,045	—	9,027,064	—

Investments, at identified cost	$100,657,316	$71,525,041	$ 61,990,502	$111,294,607	$39,014,333

Investments, at tax cost	$100,657,316	$71,525,041	$ 61,990,502	$111,294,607	$39,014,333

(1)	See “What Do Shares Cost?” in the Prospectus.

(2)	Computation of offering price per share 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
STATEMENTS OF ASSETS AND LIABILITIES—continued
Riggs Funds
October 31, 2000 (unaudited)

	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund		Prime Money Market Fund	U.S. Treasury Money Market Fund
Assets:

Investments in securities, at value	$61,202,625	$59,963,076		$260,090,754	$ 53,607,361

Investments in repurchase agreements	—	—		16,524,000	116,685,000

Total investments, at amortized cost and value	61,202,625	59,963,076		276,614,754	170,292,361

Cash	28,533	—		—	625,802

Collateral for securities loaned, at fair value	—	—		—	39,421,165

Income receivable	987,107	967,710		2,486,096	744,053

Total assets	62,218,265	60,930,786		279,100,850	211,083,381

Liabilities:

Income distribution payable	206,307	258,045		1,473,227	889,660

Payable upon return of securities loaned	—	—		—	39,421,165

Payable to Bank	—	50,222		181,444	—

Accrued expenses	12,370	14,937		18,004	22,443

Total liabilities	218,677	323,204		1,672,675	40,333,268

Net Assets	$61,999,588	$60,607,582		$277,428,175	$170,750,113

Net Assets Consists of:

Paid in capital	$61,779,776	$59,776,771		$277,717,297	$170,750,113

Net unrealized appreciation of investments	533,525	587,814		—	—

Accumulated net realized gain (loss) on investments	(313,625)	242,985		(869,157)	(18,718)

Undistributed (distributions in excess of) net investment income	(88)	12		580,035	18,718

Total Net Assets	$61,999,588	$60,607,582		$277,428,175	$170,750,113

Class R Shares	$61,999,588	$60,607,582		$ 39,738,096	$ 4,260,207

Class Y Shares	—	—		$237,690,079	$166,489,906

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

Net Asset Value Per Share

Class R Shares	$10.12	$10.23		$1.00	$1.00

Class Y Shares	—	—		$1.00	$1.00

Redemption Proceeds Per Share(1)

Class R Shares	$9.92 (2)	$10.03	(2)	$1.00	$1.00

Class Y Shares	—	—		$1.00	$1.00

Shares Outstanding:

Class R Shares	6,125,182	5,926,013		39,737,829	4,260,207

Class Y Shares	—	—		237,975,932	166,489,906

Investments, at identified cost	$60,669,100	$59,375,262		$276,614,754	$170,292,361

Investments, at tax cost	$60,669,100	$59,375,262		$276,614,754	$170,292,361

(1)	See “What Do Shares Cost?” in the Prospectus.

(2)	Computation of offering price per share 98/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)
STATEMENTS OF OPERATIONS
Riggs Funds
October 31, 2000 (unaudited)

	Stock Fund	Small Company Stock Fund	Large Cap Growth Fund	U.S. Government Securities Fund	Bond Fund
Investment Income:

Dividends	$ 821,959 (1)	$ 342,859	$ 57,201 (2)	$ —	$ —

Interest	126,080	255,913	331,555	3,768,673	1,334,061

Total investment income	948,039	598,772	388,756	3,768,673	1,334,061

Expenses:

Investment adviser fee	555,175	338,813	402,587	457,748	151,793

Administrative personnel and services fee	118,437	67,763	85,885	97,653	32,383

Custodian fees	14,805	8,470	10,736	12,207	4,048

Transfer and dividend disbursing agent fees and expenses	22,619	6,223	2,701	2,679	3,311

Trustees’ fees	1,750	1,141	773	1,032	660

Auditing fees	7,759	8,040	7,221	7,427	7,237

Legal fees	3,321	3,156	1,155	3,351	1,456

Portfolio accounting fees	734	365	1,284	605	589

Distribution services fee—Class R Shares	60,138	34,860	134,184	36,335	50,598

Distribution services fee—Class B Shares	506	133	34	—	—

Shareholder services fees—Class R Shares	60,138	34,860	134,185	36,335	50,598

Shareholder services fees—Class Y Shares	124,750	70,974	—	116,248	—

Shareholder services fees—Class B Shares	168	44	11	—	—

Share registration costs	15,731	13,586	11,595	5,343	7,551

Printing and postage	8,620	7,485	3,134	2,080	3,122

Insurance premiums	345	655	971	389	339

Miscellaneous	782	4,282	176	697	530

Total expenses	995,778	600,850	796,632	780,129	314,215

Waivers:

Waiver of investment adviser fee	—	—	—	(244,132)	(54,646)

Waiver of Distribution service fee—Class R Shares	—	—	(134,184)	—	(50,598)

Waiver of Shareholder service fee—Class R Shares	(1,693)	—	(4,958)	(21,801)	(30,359)

Waiver of Shareholder services fee—Class Y Shares	(6,938)	(1,870)	—	(69,749)	—

Total waivers	(8,631)	(1,870)	(139,142)	(335,682)	(135,603)

Net expenses	987,147	598,980	657,490	444,447	178,612

Net investment income (Net operating loss)	(39,108)	(208)	(268,734)	3,324,226	1,155,449

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	4,887,342	(289,797)	860,287	(97,727)	(109,227)

Net change in unrealized appreciation (depreciation) of investments	(10,532,139)	(1,344,981)	6,290,578	2,816,909	931,540

Net realized and unrealized gain (loss) on investments	(5,644,797)	(1,634,778)	7,150,865	2,719,182	822,313

Change in net assets resulting from operations	$ (5,683,905)	$(1,634,986)	$6,882,131	$6,043,408	$1,977,762

(1)	Net of taxes withheld $93.

(2)	Net of taxes withheld $160.

(See Notes which are an integral part of the Financial Statements)
STATEMENTS OF OPERATIONS—continued
Riggs Funds
October 31, 2000 (unaudited)

	Intermediate Tax Free Bond Fund	Long Term Tax Free Bond Fund	Prime Money Market Fund	U.S. Treasury Money Market Fund
Investment Income:

Interest	$1,671,264	$1,768,888	$10,824,418	$5,236,442

Expenses:

Investment adviser fee	248,502	241,060	832,534	413,468

Administrative personnel and services fee	53,014	51,426	266,411	132,310

Custodian fees	6,627	6,428	33,301	16,539

Transfer and dividend disbursing agent fees and expenses	1,844	4,398	21,373	8,682

Trustees’ fees	846	1,111	2,075	1,492

Auditing fees	7,092	6,942	6,642	7,355

Legal fees	1,921	2,343	2,489	3,431

Portfolio accounting fees	730	1,620	1,660	1,367

Distribution services fee—Class R Shares	82,834	80,353	78,046	13,781

Shareholder services fees—Class R Shares	82,834	80,353	39,023	6,891

Shareholder services fees—Class Y Shares	—	—	377,244	199,843

Share registration costs	6,301	6,862	11,061	10,424

Printing and postage	5,075	4,221	4,897	3,559

Insurance premiums	219	321	753	976

Miscellaneous	664	729	4,316	2,117

Total expenses	498,503	488,167	1,681,825	822,235

Waivers:

Waiver of investment adviser fee	(69,581)	(64,283)	—	—

Waiver of Distribution service fee—Class R Shares	(82,834)	(80,353)	(39,023)	(6,891)

Waiver of Shareholder service fee—Class R Shares	(49,700)	(48,212)	(23,414)	(4,135)

Waiver of Shareholder services fee—Class Y Shares	—	—	(377,244)	(199,843)

Total waivers	(202,115)	(192,848)	(439,681)	(210,869)

Net expenses	296,388	295,319	1,242,144	611,366

Net investment income	1,374,876	1,473,569	9,582,274	4,625,076

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(79,770)	107,794	(1,077)	—

Net change in unrealized appreciation (depreciation) of investments	990,182	1,199,325	—	—

Net realized and unrealized gain (loss) on investments	910,412	1,307,119	(1,077)	—

Change in net assets resulting from operations	$2,285,288	$2,780,688	$ 9,581,197	$4,625,076

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS
Riggs Funds

	Stock Fund			Small Company Stock Fund		Large Cap Growth Fund
	Six Months (unaudited) Ended October 31,	Year Ended April 30,		Six Months (unaudited) Ended October 31,	Year Ended April 30,	Six Months (unaudited) Ended October 31,	Period Ended April 30,
	2000	2000		2000	2000	2000	2000(1)
Increase (Decrease) in Net Assets:

Operations—

Net investment income (net operating loss)	$ (39,108)	$ 115,229		$ (208)	$ (155,114)	$ (268,734)	$ (54,139)

Net realized gain (loss) on investments	4,887,342	26,947,952		(289,797)	13,709,098	860,287	(1,422,223)

Net change in unrealized appreciation (depreciation) of investments	(10,532,139)	(24,214,071)		(1,344,981)	117,706	6,290,578	15,037,220

Change in net assets resulting from operations	(5,683,905)	2,849,110		(1,634,986)	13,671,690	6,882,131	13,560,858

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	—	(31,798)		—	—	—	—

Class Y Shares	(38,597)	(120,164	)(1)	—	—	—	—

Distributions from net realized gain on investments

Class R Shares	—	(12,714,753)		—	—	—	—

Class B Shares	—	(50,129)		—	—	—	—

Distributions from paid-in capital

Class R Shares	—	—		—	—	—	(77,537)

Change in net assets resulting from distributions to shareholders	(38,597)	(12,916,844)		—	—	—	(77,537)

Share Transactions—

Proceeds from sales of shares	2,219,457	12,501,470		1,759,162	8,396,250	2,953,060	20,703,030

Proceeds from shares issued connection with the tax-free transfer of assets from a Commom Trust Fund	—	113,770,434	(3)	—	62,994,927 (3)	—	75,846,956 (2)

Net asset value of shares issued to shareholders in payment of distributions declared	113	10,933,060		—	—	—	2,258

Cost of shares redeemed	(24,540,754)	(69,456,410)		(16,252,890)	(33,469,489)	(9,032,177)	(7,056,781)

Change in net assets resulting from share transactions	(22,321,184)	67,748,554		(14,493,728)	37,921,688	(6,079,117)	89,495,463

Change in net assets	(28,043,686)	57,680,820		(16,128,714)	51,593,378	803,014	102,978,784

Net Assets:

Beginning of period	159,337,427	101,656,607		90,422,097	38,828,719	102,978,784	—

End of period	$131,293,741	$159,337,427		$74,293,383	$90,422,097	$103,781,798	$102,978,784

Undistributed (distributions in excess) net investment income included in net assets at end of period	$ (77,705)	—		$ (208)	—	$ (268,734)	—

Net gain (loss) as computed for federal tax purposes	$ 4,887,342	$ 27,669,187		$ (289,797)	$13,377,138	$ 860,287	—

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)	Includes $17,056,663 of unrealized appreciation for the Large Cap Growth Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(3)	Includes $40,799,437 and $2,873,633, respectively, of unrealized appreciation for the Stock Fund and Small Company Stock Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)
STATEMENTS OF CHANGES IN NET ASSETS—continued
Riggs Funds

	U.S. Government Securities Fund			Bond Fund		Intermediate Tax Free Bond Fund
	Six Months (unaudited) Ended October 31,	Year Ended April 30,		Six Months (unaudited) Ended October 31,	Period Ended April 30,	Six Months (unaudited) Ended October 31,	Period Ended April 30,
	2000	2000		2000	2000(1)	2000	2000(1)
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 3,324,226	$ 3,962,700		$ 1,155,449	$ 863,837	$ 1,374,876	$ 1,071,944

Net realized loss on investments	(97,727)	(2,211,523)		(109,227)	(561,065)	(79,770)	(233,855)

Net change in unrealized appreciation (depreciation) of investments	2,816,909	1,288,207		931,540	567,849	990,182	105,410

Change in net assets resulting from operations	6,043,408	3,039,384		1,977,762	870,621	2,285,288	943,499

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(769,679)	(1,866,545)		(1,155,449)	(863,837)	(1,374,829)	(1,072,079)

Class Y Shares	(2,578,444)	(2,144,100	)(1)	—	—	—	—

Change in net assets resulting from distributions to shareholders	(3,348,123)	(4,010,645)		(1,155,449)	(863,837)	(1,374,829)	(1,072,079)

Share Transactions—

Proceeds from sales of shares	3,905,445	10,806,822		3,758,915	2,365,364	3,361,938	4,992,482

Proceeds from shares issued connection with the tax-free transfer of assets from a Commom Trust Fund	—	117,575,784	(2)	—	43,560,995 (2)	—	76,318,162 (2)

Net asset value of shares issued to shareholders in payment of distributions declared	109,402	325,656		551	121	3,398	1,686

Cost of shares redeemed	(25,647,041)	(33,798,631)		(7,229,216)	(4,335,815)	(8,858,688)	(14,601,269)

Change in net assets resulting from share transactions	(21,632,194)	94,909,631		(3,469,750)	41,590,665	(5,493,352)	66,711,061

Change in net assets	(18,936,909)	93,938,370		(2,647,437)	41,597,449	(4,582,893)	66,582,481

Net Assets:

Beginning of period	132,866,321	38,927,951		41,597,449	—	66,582,481	—

End of period	$113,929,412	$132,866,321		$38,950,012	$41,597,449	$61,999,588	$66,582,481

Undistributed (distributions in excess) net investment income included in net assets at end of period	$ (16,461)	$ 7,436		—	—	$ (88)	$ (135)

Net loss as computed for federal tax purposes	$ (97,727)	$ (7,963)		$ (109,227)	—	$ (79,770)	$ (233,855)

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)
Includes $(2,047,601), $(1,999,391) and $(562,067), respectively, of unrealized depreciation for the U.S. Government Securities Fund, Bond Fund and Intermediate Tax Free Bond, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF CHANGES IN NET ASSETS—continued
Riggs Funds

	Long Term Tax Free Bond Fund		Prime Money Market Fund		U.S. Treasury Money Market Fund
	Six Months (unaudited) Ended October 31,	Period Ended April 30,	Six Months (unaudited) Ended October 31,	Year Ended April 30,	Six Months (unaudited) Ended October 31,	Year Ended April 30,
	2000	2000(1)	2000	2000	2000	2000
Increase (Decrease) in Net Assets:

Operations—

Net investment income	$ 1,473,569	$ 1,211,507	$ 9,582,274	$ 17,922,142	$ 4,625,076	$ 6,519,012

Net realized gain (loss) on investments	107,794	135,191	(1,077)	(691)	—	(13,134)

Net change in unrealized appreciation (depreciation) of investments	1,199,325	(92,038)	—	—	—	—

Change in net assets resulting from operations	2,780,688	1,254,660	9,581,197	17,921,451	4,625,076	6,505,878

Distributions to Shareholders—

Distributions from net investment income

Class R Shares	(1,473,557)	(1,211,507)	(855,695)	(819,620)	(145,161)	(170,225)

Class Y Shares	—	—	(8,726,589)	(17,102,522)	(4,479,915)	(6,335,653)

Change in net assets resulting from distributions to shareholders	(1,473,557)	(1,211,507)	(9,582,284)	(17,922,142)	(4,625,076)	(6,505,878)

Share Transactions—

Proceeds from sales of shares	1,229,535	2,381,475	532,775,880	1,439,931,283	181,722,733	299,260,507

Proceeds from shares issued connection with the tax-free transfer of assets from a Commom Trust Fund	—	80,188,291 (2)	—	—	—	—

Net asset value of shares issued to shareholders in payment of distributions declared	2,501	580	2,631,961	6,654,872	434,656	845,146

Cost of shares redeemed	(11,050,827)	(13,494,257)	(604,896,883)	(1,533,142,404)	(165,865,701)	(287,053,664)

Change in net assets resulting from share transactions	(9,818,791)	69,076,089	(69,489,042)	(86,556,249)	16,291,688	13,051,989

Change in net assets	(8,511,660)	69,119,242	(69,490,129)	(86,556,940)	16,291,688	13,051,989

Net Assets:

Beginning of period	69,119,242	—	346,918,304	433,475,244	154,458,425	141,406,436

End of period	$60,607,582	$69,119,242	$277,428,175	$ 346,918,304	$170,750,113	154,458,425

Undistributed net investment income included in net assets at end of period	$ 12	—	$ 580,035	$ 580,045	$ 18,718	$ 18,718

Net gain (loss) as computed for federal tax purposes	$ 107,794	$ 135,191	$ (1,077)	$ (451)	—	$ (18,718)

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30,2000.

(2)	Includes $(519,473) of unrealized depreciation for the Long Term Tax Free Bond Fund, related to the tax-free transfer of assets from a Common Trust Fund.

(See Notes which are an integral part of the Financial Statements)

[THIS PAGE INTENTIONALLY LEFT BLANK ]
FINANCIAL HIGHLIGHTS

Riggs Funds
(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Net Operating Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Paid-In Capital(1)
Stock Fund R Shares
1996	$12.69	0.18		4.00		4.18	(0.18)	(0.85)	—
1997	$15.84	0.20		2.28		2.48	(0.20)	(2.71)	—
1998	$15.41	0.11		5.20		5.31	(0.11)	(4.04)	—
1999	$16.57	0.04		0.94		0.98	(0.04)	(1.71)	—
2000	$15.80	0.01		(0.38)		(0.37)	(0.01)	(2.20)	—
2000(4)	$13.22	(0.01)		(0.51)		(0.52)	—	—	—
Stock Fund Y Shares
2000(5)	$12.38	0.01		0.85		0.86	(0.01)	—	—
2000(4)	$13.23	0.00	(7)	(0.50)		(0.50)	(0.01)	—	—
Small Company Stock Fund R Shares
1996	$10.43	(0.02)		4.05		4.03	(0.01)	(0.35)	—
1997	$14.10	(0.01)		(0.47)		(0.48)	—	(0.82)	—
1998	$12.80	(0.04)		9.23		9.19	—	(3.19)	—
1999	$18.80	(0.02)		(5.66)		(5.68)	—	(1.85)	—
2000	$11.27	(0.05	)(6)	1.94		1.89	—	—	—
2000(4)	$13.16	(0.01)		(0.34)		(0.35)	—	—	—
Small Company Stock Fund Y Shares
2000(5)	$11.50	0.00	(6),(7)	1.68		1.68	—	—	—
2000(4)	$13.18	0.01		(0.34)		(0.33)	—	—	—
Large Cap Growth Fund R Shares
2000(5)	$10.00	—		1.73		1.73	—	—	(0.01)
2000(4)	$11.72	(0.03)		0.83		0.80	—	—	—
U.S. Government Securities Fund R Shares
1996	$9.35	0.59		0.12		0.71	(0.59)	—	—
1997	$9.47	0.60		(0.07)		0.53	(0.59)	—	—
1998	$9.41	0.56		0.37		0.93	(0.57)	—	—
1999	$9.77	0.52		0.06		0.58	(0.50)	—	—
2000	$9.85	0.50		(0.37)		0.13	(0.51)	—	—
2000(4)	$9.47	0.25		0.22		0.47	(0.26)	—	—
U.S. Government Securities Fund Y Shares
2000(5)	$9.42	0.19		0.05		0.24	(0.19)	—	—
2000(4)	$9.47	0.27		0.21		0.48	(0.27)	—	—
Bond Fund R Shares
2000(5)	$10.00	0.21		0.01		0.22	(0.21)	—	—
2000(4)	$10.01	0.05		0.20		0.25	(0.05)	—	—
Intermediate Tax Free Bond Fund R Shares
2000(5)	$10.00	0.15		(0.02)		0.13	(0.15)	—	—
2000(4)	$9.98	0.21		0.14		0.35	(0.21)	—	—
Long Term Tax Free Bond Fund R Shares
2000(5)	$10.00	0.16		0.01		0.17	(0.16)	—	—
2000(4)	$10.01	0.23		0.22		0.45	(0.23)	—	—
Prime Money Market Fund R Shares
1996(9)	$1.00	0.02		0.00	(7)	0.02	(0.02)	—	—
1997	$1.00	0.05		0.00	(7)	0.05	(0.05)	—	—
1998	$1.00	0.05		(0.00	)(7)	0.05	(0.05)	—	—
1999	$1.00	0.04		0.00	(7)	0.04	(0.04)	—	—
2000	$1.00	0.04		(0.00	)(7)	0.04	(0.04)	—	—
2000(4)	$1.00	0.03		(0.00	)(7)	0.03	(0.03)	—	—
Prime Money Market Fund Y Shares
1996	$1.00	0.05		0.00	(7)	0.05	(0.05)	—	—
1997	$1.00	0.05		0.00	(7)	0.05	(0.05)	—	—
1998	$1.00	0.05		(0.00	)(7)	0.05	(0.05)	—	—
1999	$1.00	0.05		0.00	(7)	0.05	(0.05)	—	—
2000	$1.00	0.05		(0.00	)(7)	0.05	(0.05)	—	—
2000(4)	$1.00	0.03		(0.00	)(7)	0.03	(0.03)	—	—
U.S. Treasury Money Market Fund R Shares
1999(10)	$1.00	0.03		—		0.03	(0.03)	—	—
2000	$1.00	0.04		(0.00	)(7)	0.04	(0.04)	—	—
2000(4)	$1.00	0.03		—		0.03	(0.03)	—	—
U.S. Treasury Money Market Fund Y Shares
1996	$1.00	0.05		—		0.05	(0.05)	—	—
1997	$1.00	0.05		—		0.05	(0.05)	—	—
1998	$1.00	0.05		—		0.05	(0.05)	—	—
1999	$1.00	0.04		—		0.04	(0.04)	—	—
2000	$1.00	0.04		(0.00	)(7)	0.04	(0.04)	—	—
2000(4)	$1.00	0.03		—		0.03	(0.03)	—	—

(1)	Represents a return of capital for federal income tax purpose.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)	This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

(4)	For the six months ended October 31, 2000 (unaudited).

(5)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 2000.

(6)	Per share amount is based upon the average number of shares outstanding.

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income (Net Operating Loss)		Expenses waiver/ reimbursement(3)	Net Assets, end of period (000 omitted)	Portfolio Turnover

(1.03)	$15.84	33.73%	0.96%		1.26%		0.12%	$84,797	81%
(2.91)	$15.41	16.34%	0.91%		1.26%		0.12%	$89,142	75%
(4.15)	$16.57	39.68%	0.93%		0.63%		0.07%	$117,115	94%
(1.75)	$15.80	6.50%	1.22%		0.26%		0.26%	$101,474	52%
(2.21)	$13.22	(1.04%)	1.41%		0.08%		0.14%	$51,968	79%
—	$12.70	(3.93%)	1.50	%(8)	(0.22	%)(8)	0.01%(8)	$40,261	39%

(0.01)	$13.23	6.98%	1.20	%(8)	0.14	%(8)	0.12%(8)	$107,045	79%
(0.01)	$12.72	(3.82%)	1.25	%(8)	0.03	%(8)	0.01%(8)	$91,033	39%

(0.36)	$14.10	39.43%	1.14%		(0.13%)		0.80%	$19,289	70%
(0.82)	$12.80	(3.76%)	1.00%		(0.07%)		0.46%	$27,777	93%
(3.19)	$18.80	77.85%	1.09%		(0.26%)		0.09%	$58,223	108%
(1.85)	$11.27	(30.33%)	1.37%		(0.14%)		0.26%	$38,728	100%
—	$13.16	16.77%	1.60%		(0.44%)		0.13%	$33,163	116%
—	$12.81	(2.66%)	1.59	%(8)	(0.17	%)(8)	0.00%(8)	$21,266	60%

—	$13.18	14.61%	1.37	%(8)	0.02	%(8)	0.11%(8)	$57,182	116%
—	$12.85	(2.50%)	1.33	%(8)	0.08	%(8)	0.01%(8)	$53,027	60%

(0.01)	$11.72	17.31%	1.31	%(8)	(0.15	%)(8)	0.36%(8)	$102,961	19%
—	$12.52	6.83%	1.22	%(8)	(0.50	%)(8)	0.26%(8)	$103,782	11%

(0.59)	$9.47	7.60%	0.80%		6.04%		0.40%	$50,919	128%
(0.59)	$9.41	5.79%	0.87%		6.36%		0.40%	$31,829	171%
(0.57)	$9.77	10.14%	0.82%		5.87%		0.40%	$34,521	175%
(0.50)	$9.85	6.03%	0.91%		5.12%		0.67%	$38,928	55%
(0.51)	$9.47	1.39%	1.06%		5.19%		0.55%	$29,898	55%
(0.26)	$9.68	4.97%	0.92	%(8)	5.26	%(8)	0.55%(8)	$26,521	0%

(0.19)	$9.47	2.58%	0.81	%(8)	5.57	%(8)	0.55%(8)	$102,968	55%
(0.27)	$9.68	5.10%	0.67	%(8)	5.51	%(8)	0.55%(8)	$87,408	0%

(0.21)	$10.01	2.18%	1.00	%(8)	5.73	%(8)	0.67%(8)	$41,597	16%
(0.05)	$10.21	4.95%	0.88	%(8)	5.71	%(8)	0.67%(8)	$38,950	13%

(0.15)	$9.98	1.31%	1.00	%(8)	4.16	%(8)	0.61%(8)	$66,582	9%
(0.21)	$10.12	3.57%	0.89	%(8)	4.15	%(8)	0.61%(8)	$62,000	13%

(0.16)	$10.01	1.76%	1.00	%(8)	4.57	%(8)	0.60%(8)	$69,119	0%
(0.23)	$10.23	4.54%	0.92	%(8)	4.58	%(8)	0.60%(8)	$60,608	29%

(0.02)	$1.00	0.74%	1.07	%(8)	4.58	%(8)	0.19%(8)	$10	—
(0.05)	$1.00	4.57%	1.01%		4.58%		0.17%	$26,263	—
(0.05)	$1.00	4.92%	1.00%		4.51%		0.18%	$508	—
(0.04)	$1.00	4.49%	1.03%		4.25%		0.46%	$8,422	—
(0.04)	$1.00	4.53%	1.07%		4.55%		0.40%	$23,842	—
(0.03)	$1.00	2.77%	1.07	%(8)	5.48	%(8)	0.40%(8)	$39,738	—

(0.05)	$1.00	5.50%	0.51%		5.26%		0.19%	$367,742	—
(0.05)	$1.00	5.09%	0.51%		5.00%		0.17%	$372,037	—
(0.05)	$1.00	5.22%	0.58%		5.11%		0.11%	$318,122	—
(0.05)	$1.00	4.76%	0.69%		4.65%		0.25%	$425,054	—
(0.05)	$1.00	4.90%	0.72%		4.83%		0.25%	$323,076	—
(0.03)	$1.00	2.95%	0.71	%(8)	5.78	%(8)	0.25%(8)	$237,690	—

(0.03)	$1.00	3.35%	1.08	%(8)	3.86	%(8)	0.47%(8)	$3,309	—
(0.04)	$1.00	4.20%	1.10%		4.20%		0.40%	$4,373	—
(0.03)	$1.00	2.67%	1.08	%(8)	5.27	%(8)	0.40%(8)	$4,260	—

(0.05)	$1.00	5.28%	0.60%		5.17%		0.18%	$107,104	—
(0.05)	$1.00	4.83%	0.57%		4.74%		0.13%	$141,011	—
(0.05)	$1.00	5.00%	0.63%		4.88%		0.08%	$117,424	—
(0.04)	$1.00	4.49%	0.72%		4.39%		0.25%	$138,097	—
(0.04)	$1.00	4.57%	0.75%		4.52%		0.25%	$150,085	—
(0.03)	$1.00	2.85%	0.73	%(8)	5.60	%(8)	0.25%(8)	$166,490	—

(7)	Per share amount does not round to $0.01 or $(0.01).

(8)	Computed on an annualized basis.

(9)	Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(10)	Reflects operations for the period from July 7, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

COMBINED NOTES TO FINANCIAL STATEMENTS

Riggs Fund
October 31, 2000 (unaudited)

Organization
Riggs Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine diversified portfolios (individually referred to as the “Fund”, or collectively as the “Funds”), which are presented herein:

Portfolio Name	Investment Objective
Riggs Stock Fund (“Stock Fund”)	Seeks to provide growth of capital and income.
Riggs Small Company Stock Fund (“Small Company Stock Fund”)	Seeks to provide long-term capital appreciation.
Riggs Large Cap Growth Fund (“Large Cap Growth Fund”)	Seeks to provide capital appreciation.
Riggs U.S. Government Securities Fund (“U.S. Government Securities Fund”)	Seeks to achieve current income.
Riggs Bond Fund (“Bond Fund”)	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
Riggs Intermediate Tax Free Bond Fund (“Intermediate Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax consistent with the preservation of principal.
Riggs Long Term Tax Free Bond Fund (“Long Term Tax Free Bond Fund”)	Seeks to provide a high level of current income which is exempt from federal income tax.
Riggs Prime Money Market Fund (“Prime Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.
Riggs U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Seeks to provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

Effective December 17, 1999, the following Funds received a tax-free transfer of assets from a Common Trust Fund.

	Fund Shares Issued	Common Trust Fund Net Assets Received(1)	Unrealized Appreciation/ (Depreciation)
Stock Fund	9,189,857	$113,770,434	$40,799,437
Small Company Stock Fund	5,477,820	62,994,927	2,873,633
Large Cap Growth Fund	7,584,696	75,846,956	17,056,663
U.S. Government Securities Fund	12,481,506	117,575,784	(2,047,601)
Bond Fund	4,356,100	43,560,995	(1,999,391)
Intermediate Tax Free Bond Fund	7,631,816	76,318,162	(562,067)
Long Term Tax Free Bond Fund	8,018,829	80,188,291	(519,473)

(1)	Unrealized appreciation (depreciation) is included in the Common Trust Fund net assets received.

Effective December 20, 1999, Stock Fund, Small Company Stock Fund and U.S. Government Securities Fund began offering Class Y Shares. Additionally, the Trust added four new portfolios to the Riggs Funds Family: Large Cap Growth Fund (Class R and Class B Shares), Bond Fund (Class R Shares), Intermediate Tax Free Bond Fund (Class R Shares), and Long Term Tax Free Bond Fund (Class R Shares).

Previously, the Stock Fund and Small Company Stock Fund offered Class R, Class Y and Class B Shares. Additionally, the Large Cap Growth Fund offered Class R and Class B Shares. As of July 24, 2000, the Class B Shares for all three funds were no longer offered.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

Investment Valuations
U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a primary national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.
Riggs Funds

Repurchase Agreements
It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds (except Bond Fund, Intermediate Tax Free Bond Fund, Large Cap Growth Fund and Long Term Tax Free Bond Fund) offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes
It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At April 30, 2000, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward To Expire in 2002	Capital Loss Carryforward To Expire in 2003	Capital Loss Carryforward To Expire in 2005	Capital Loss Carryforward To Expire in 2006	Capital Loss Carryforward To Expire in 2008	Total Capital Loss Carryforward
U.S. Government Securities Fund	—	$1,580,823	$470,326	—	$ 7,963	$2,059,112
Prime Money Market Fund	$828,203	$ 20,474	$ 14,610	$4,102	$ 451	$ 867,840
U.S. Treasury Money Market Fund	—	—	—	—	$18,718	$ 18,718

Additionally, the following Funds incurred net capital losses on security transactions after October 31, 1999, which are treated as arising on May 1, 2000, the first day of the Funds’ next taxable year.

Fund	Post-October Losses
Large Cap Growth Fund	$1,442,223
U.S. Government Securities Fund	$2,203,560
Bond Fund	$ 561,065
Intermediate Tax Free Bond Fund	$ 233,855
Prime Money Market Fund	$ 240

When-Issued and Delayed Delivery Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending
Under guidelines adopted by the Trustees, each Fund may lend portfolio securities to brokers/dealers and other financial organizations in order to generate additional income. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. government securities, which are maintained at a minimum level of 100% of the current market value of the loaned securities. Collateral is either held as cash or reinvested in short- term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds. The Funds return a portion of the interest on any cash received as collateral and continue to receive interest or dividends on securities loaned. Included in interest income is $898, $18,635, $5,808, $3,690, $1,998 and $57,794 for Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund, respectively, attributable to income earned on securities lending transactions.

Loans will be made to firms deemed by the Funds’ adviser to be of good financial standing and will not be made unless, in the judgment of the Funds’ adviser, the consideration to be earned from such loans would justify the risk. The risks associated with lending portfolio securities consist of possible decline in value of collateral, possible delays receiving additional collateral or in the recovery of the loaned securities or expenses from enforcing the Funds’ rights should be the borrower of the securities fail financially.

As of October 31, 2000, the value of securities loaned plus interest, the payable on collateral due to broker and the value of reinvested cash collateral securities were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due Broker	Reinvested Collateral Securities
Stock Fund	$ 3,251,193	$ 3,202,851	$ 3,202,851
Small Company Stock Fund	$ 5,471,412	$ 5,761,986	$ 5,761,986
U.S. Government Securities Fund	$ 9,826,467	$10,091,476	$10,091,476
Bond Fund	$ 9,236,720	$ 9,534,018	$ 9,534,018
U.S. Treasury Money Market Fund	$38,423,913	$39,421,165	$39,421,165

Cash and non-cash collateral are held in a segregated account.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 1,925,838	147,903	$ 11,750,407	847,519

Shares issued to shareholders in payment of distributions declared	—	—	10,882,329	863,208

Shares redeemed	(11,765,354)	(909,245)	(55,276,971)	(4,200,797)

Net change resulting from Class R Share transactions	$ (9,839,516)	(761,342)	$ (32,644,235)	(2,490,070)

	Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000 (1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 293,019	22,827	$ 538,913	42,961

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	113,770,434	9,189,857

Shares issued to shareholders in payment of distributions declared	113	8	916	73

Shares redeemed	(12,449,893)	(959,250)	(14,108,479)	(1,139,205)

Net change resulting from Class Y Share transactions	$(12,156,761)	(936,415)	$100,201,784	8,093,686

Riggs Funds
	Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$ 600	45	$ 212,150	14,844

Shares issued to shareholders in payment of distributions declared	—	—	49,815	4,002

Shares redeemed	(325,507)	(24,766)	(70,960)	(5,711)

Net change resulting from Class B Share transactions	$ (324,907)	(24,721)	$ 191,005	13,135

Net change resulting from share transactions	$(22,321,184)	(1,722,478)	$67,748,554	5,616,751

	Small Company Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 885,519	65,334	$ 7,487,258	625,256

Shares redeemed	(12,496,331)	(925,333)	(18,596,155)	(1,542,928)

Net change resulting from Class R Shares transactions	$(11,610,812)	(859,999)	$(11,108,897)	(917,672)

	Small Company Stock Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 50	65,181	$ 893,927	70,351

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	62,994,927	5,477,820

Shares redeemed	(80,420)	(278,854)	(14,819,460)	(1,208,453)

Net change resulting from Class Y Shares transactions	$ (80,370)	(213,673)	$49,069,394	4,339,718

	Small Company Stock Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class B Shares	Amount	Shares	Amount	Shares
Shares sold	$ 873,593	4	$ 15,065	1,242

Shares redeemed	(3,676,139)	(5,923)	(53,874)	(4,335)

Net change resulting from Class B Shares transactions	$ (2,802,546)	(5,919)	$ (38,809)	(3,093)

Net change resulting from transactions	$(14,493,728)	(1,079,591)	$37,921,688	3,418,953

	Large Cap Growth Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000 (1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 2,949,260	241,837	$20,682,365	1,843,403

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	75,846,956	7,584,696

Shares issued to shareholders in payment of distributions declared	—	—	2,258	216

Shares redeemed	(9,007,686)	(739,669)	(7,056,781)	(643,350)

Net change resulting from Class R Share transactions	$ (6,058,426)	(497,832)	$89,474,798	8,784,965

Riggs Funds
	Large Cap Growth Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class B Shares	Amount	Amount	Amount	Shares
Shares sold	$ 3,800	316	$ 20,665	1,544

Shares redeemed	(24,491)	(1,860)	—	—

Net change resulting from Class B Share transactions	$ (20,691)	(1,544)	$ 20,665	1,544

Net change resulting from share transactions	$ (6,079,117)	(499,376)	$ 89,495,463	8,786,509

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class R Shares	Amount	Amount	Amount	Shares
Shares sold	$ 1,278,984	133,727	$ 9,100,043	955,450

Shares issued to shareholders in payment of distributions declared	109,324	11,422	325,656	37,051

Shares redeemed	(5,404,340)	(563,527)	(17,003,935)	(1,786,507)

Net change resulting from Class R Shares transactions	$ (4,016,032)	(418,378)	$ (7,578,236)	(794,006)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$ 2,626,461	276,198	$ 1,706,779	180,367

Shares issued in connection with the tax-free transfer of assets from Common Trust Fund	—	—	117,575,784	12,481,506

Shares issued to shareholders in payment of distributions declared	78	8	—	—

Shares redeemed	(20,242,701)	(2,122,221)	(16,794,696)	(1,788,794)

Net change resulting from Class Y Shares transactions	$(17,616,162)	(1,846,015)	$102,487,867	10,873,079

Net change resulting from share transactions	$(21,632,194)	(2,264,393)	$ 94,909,631	10,079,073

	Bond Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 3,758,915	375,743	$ 2,365,364	236,206

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	43,560,995	4,356,100

Shares issued to shareholders in payment of distributions declared	551	55	121	12

Shares redeemed	(7,229,216)	(716,532)	(4,335,815)	(435,565)

Net change resulting from Class R Share transactions	$ (3,469,750)	(340,734)	$ 41,590,665	4,156,753

	Intermediate Tax Free Bond Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 3,361,938	335,960	$ 4,992,482	499,411

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	76,318,162	7,631,816

Shares issued to shareholders in payment of distributions declared	3,398	338	1,686	169

Shares redeemed	(8,858,688)	(880,353)	(14,601,269)	(1,462,159)

Net change resulting from Class R Share transactions	$ (5,493,352)	(544,055)	$ 66,711,061	6,669,237

Riggs Funds
	Long Term Tax Free Bond Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000(1)
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 1,229,535	121,142	$ 2,381,475	233,618

Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	80,188,291	8,018,829

Shares issued to shareholders in payment of distributions declared	2,501	247	580	58

Shares redeemed	(11,050,827)	(1,097,650)	(13,494,257)	(1,350,231)

Net change resulting from Class R Share transactions	$ (9,818,791)	(976,261)	$ 69,076,089	6,902,274

	Prime Money Market Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 48,987,510	48,987,510	$ 89,712,956	89,712,956

Shares issued to shareholders in payment of distributions declared	675,059	675,059	813,844	813,844

Shares redeemed	(33,766,788)	(33,766,788)	(75,105,914)	(75,105,914)

Net change resulting from Class R Shares transactions	$ 15,895,781	15,895,781	$ 15,420,886	15,420,886

	Prime Money Market Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$483,788,370	483,788,370	$ 1,350,218,327	1,350,218,327

Shares issued to shareholders in payment of distributions declared	1,956,902	1,956,902	5,841,028	5,841,028

Shares redeemed	(571,130,095)	(571,130,095)	(1,458,036,490)	(1,458,036,490)

Net change resulting from Class Y Shares transactions	$ (85,384,823)	(85,384,823)	$ (101,977,135)	(101,977,135)

Net change resulting from share transactions	$ (69,489,042)	(69,489,042)	$ (86,556,249)	(86,556,249)

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class R Shares	Amount	Shares	Amount	Shares
Shares sold	$ 5,102,101	5,102,101	$ 4,603,004	4,603,004

Shares issued to shareholders in payment of distributions declared	124,146	124,146	169,374	169,374

Shares redeemed	(5,339,195)	(5,339,195)	(3,708,557)	(3,708,557)

Net change resulting from Class R Share transactions	$ (112,948)	(112,948)	$ 1,063,821	1,063,821

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
Class Y Shares	Amount	Shares	Amount	Shares
Shares sold	$176,620,632	176,620,632	$ 294,657,503	294,657,503

Shares issued to shareholders in payment of distributions declared	310,510	310,510	675,772	675,772

Shares redeemed	(160,526,506)	(160,526,506)	(283,345,107)	(283,345,107)

Net change resulting from Class Y Share transactions	$ 16,404,636	16,404,636	$ 11,988,168	11,988,168

Net change resulting from share transactions	$ 16,291,688	16,291,688	$ 13,051,989	13,051,989

(1)	Reflects operations for the period from December 20, 1999 (date of initial public investment) to April 30, 1999.
Riggs Funds

Investment Adviser Fee and Other Transactions with Affiliates
Investment Adviser Fee
Riggs Investment Corp., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund	Annual Rate
Stock Fund	0.75%
Small Company Stock Fund	0.80%
Large Cap Growth Fund	0.75%
U.S. Government Securities Fund	0.75%
Bond Fund	0.75%
Intermediate Tax Free Bond Fund	0.75%
Long Term Tax Free Bond Fund	0.75%
Prime Money Market Fund	0.50%
U.S. Treasury Money Market Fund	0.50%

Sub-Advisers
The Adviser has delegated daily management of the Funds to the following sub-advisers: Riggs Investment Management Corp. (with respect to Stock Fund, Small Company Stock Fund, U.S. Government Securities Fund, Bond Fund, Intermediate Tax Free Bond Fund, Long Term Tax Free Bond Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund) and J. Bush & Co. (with respect to Large Cap Growth Fund). The sub-advisers are paid by the Adviser and not by the Funds.

Administrative Fee
Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services (including certain legal, and financial reporting services). FServ provides these services at an annual rate of 0.16% of the average aggregate daily net assets of the Funds.

Distribution Services Fee
The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds’ Class R Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Net Assets of Class
Class R Shares	0.25%

The Class R Shares of Prime Money Market Fund and U.S. Treasury Money Market Fund may pay the distributor a fee computed at an annual rate of up to 0.50% of their average daily net assets.

Shareholder Services Fee
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Funds pay up to 0.25% of average daily net assets of the Funds for the period. The fee is paid to FSSC to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses
FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees
FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of the Funds’ average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees
Riggs Bank, Washington D.C. is the Funds’ custodian. The fee paid to Riggs Bank, Washington D.C. is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Riggs Funds

Investment Transactions
Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the six months ended October 31, 2000, were as follows:

Fund	Purchases	Sales
Stock Fund	$54,896,171	$80,139,998
Small Company Stock Fund	$45,936,702	$64,263,616
Large Cap Growth Fund	$13,380,935	$10,233,000
U.S. Government Securities Fund	$ 0	$20,982,478
Bond Fund	$ 4,806,720	$ 6,681,813
Intermediate Tax Free Bond Fund	$ 8,051,150	$12,366,623
Long Term Tax Free Bond Fund	$17,856,781	$26,752,658
TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Judith J. Mackin
Vice President

James E. Ostrowski
Vice President

Richard J. Thomas
Treasurer

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 76656A 609	Riggs Stock Fund R Shares RISTX
Cusip 76656A 781	Riggs Stock fund Y Shares RIYSX
Cusip 76656A 807	Riggs Small Company Stock Fund R Shares RISCX
Cusip 76656A 799	Riggs Small Company Stock Fund Y Shares RISYX
Cusip 76656A 849	Riggs Large Cap Growth Fund R Shares RILCX
Cusip 76656A 500	Riggs U.S. Government Securities Fund R Shares RMBDR
Cusip 76656A 773	Riggs U.S. Government Securities Fund Y Shares RIUSX
Cusip 76656A 872	Riggs Bond Fund R Shares RIBRX
Cusip 76656A 864	Riggs Intermediate Tax Free Bond Fund R Shares RIIBX
Cusip 76656A 856	Riggs Long Term Tax Free Bond Fund R Shares RILTX
Cusip 76656A 203	Riggs Prime Money Market Fund R Shares RYPXX
Cusip 76656A 104	Riggs Prime Money Market Fund Y Shares RRPXX
Cusip 76656A 401	Riggs U.S. Treasury Money Market Fund R Shares RYTXX
Cusip 76656A 302	Riggs U.S. Treasury Money Market Fund Y Shares RYTXX

1111202A (12/00)